Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 21, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	INTERNATIONAL BANCSHARES CORP
Entity Central Index Key	0000315709
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,135,534,000
Entity Common Stock, Shares Outstanding		67,278,237
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 261,885	$ 197,814
Total cash and due from banks - cash and cash equivalents	261,885	197,814
Investment securities:
Held to maturity (Market value of $2,450 on December 31, 2011 and $2,450 on December 31, 2010)	2,450	2,450
Available for sale (Amortized cost of $5,082,095 on December 31, 2011 and $5,041,847 on December 31, 2010)	5,213,915	5,086,457
Total investment securities	5,216,365	5,088,907
Loans	5,053,475	5,410,003
Less allowance for probable loan losses	(84,192)	(84,482)
Net loans	4,969,283	5,325,521
Bank premises and equipment, net	453,050	468,950
Accrued interest receivable	32,002	35,660
Other investments	351,209	360,955
Identified intangible assets, net	12,190	17,309
Goodwill, net	282,532	282,532
Other assets	161,133	165,821
Total assets	11,739,649	11,943,469
Deposits:
Demand-non-interest bearing	1,927,018	1,639,076
Savings and interest bearing demand	2,707,693	2,522,842
Time	3,311,381	3,437,640
Total deposits	7,946,092	7,599,558
Securities sold under repurchase agreements	1,348,629	1,433,270
Other borrowed funds	494,161	1,026,780
Junior subordinated deferrable interest debentures	190,726	201,117
Other liabilities	159,876	223,527
Total liabilities	10,139,484	10,484,252
Commitments, Contingent Liabilities and Other Matters (Note 17)
Shareholders' equity:
Series A cumulative perpetual preferred shares, $.01 par value, $1,000 per share liquidation value. Authorized 25,000,000 shares; issued 216,000 shares on December 31, 2011, net of discount of $5,452 and 216,000 shares on December 31, 2010 net of discount of $7,932	210,548	208,068
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 95,719,652 shares on December 31, 2011 and 95,711,285 shares on December 31, 2010	95,720	95,711
Surplus	162,767	162,276
Retained earnings	1,302,964	1,214,743
Accumulated other comprehensive income (including $(6,889) and $(6,870) of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	84,959	28,777
Total shareholders' equity before treasury stock	1,856,958	1,709,575
Less cost of shares in treasury, 28,441,714 shares on December 31, 2011 and 28,016,059 shares on December 31, 2010	(256,793)	(250,358)
Total shareholders' equity	1,600,165	1,459,217
Total liabilities and shareholders' equity	$ 11,739,649	$ 11,943,469

Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Condition
Held-to-maturity, Market value (in dollars)	$ 2,450	$ 2,450
Available-for-sale, Amortized cost (in dollars)	5,082,095	5,041,847
Series A cumulative perpetual preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)	$ 1,000	$ 1,000
Series A cumulative perpetual preferred shares, Authorized shares	25,000,000	25,000,000
Series A cumulative perpetual preferred shares, issued shares	216,000	216,000
Series A cumulative perpetual preferred shares, discount (in dollars)	5,452	7,932
Common shares, par value (in dollars per share)	$ 1	$ 1
Common shares, Authorized shares	275,000,000	275,000,000
Common shares, issued shares	95,719,652	95,711,285
Accumulated other comprehensive income, comprehensive loss related to other-than-temporary impairment for non-credit related issues (in dollars)	$ (6,889)	$ (6,870)
Treasury, shares	28,441,714	28,016,059

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 292,514	$ 314,202	$ 335,769
Investment securities:
Taxable	113,650	135,106	185,931
Tax-exempt	10,091	7,240	5,070
Other interest income	1,869	2,221	607
Total interest income	418,124	458,769	527,377
Interest expense:
Savings and interest bearing demand deposits	7,783	9,383	10,832
Time deposits	31,556	46,967	62,255
Securities sold under repurchase agreements	42,263	44,216	44,723
Other borrowings	1,623	1,269	9,451
Junior subordinated deferrable interest debentures	11,073	12,201	12,535
Other interest expense	0
Total interest expense	94,298	114,036	139,796
Net interest income	323,826	344,733	387,581
Provision for probable loan losses	17,318	22,812	58,833
Net interest income after provision for probable loan losses	306,508	321,921	328,748
Non-interest income:
Service charges on deposit accounts	97,968	99,644	99,642
Other service charges, commissions and fees
Banking	50,686	47,930	42,861
Non-banking	7,304	8,439	12,697
Investment securities transactions, net	17,285	33,209	11,956
Other investments, net	16,041	17,696	19,773
Other income	12,209	11,866	14,084
Total non-interest income	201,493	218,784	201,013
Non-interest expense:
Employee compensation and benefits	126,004	127,469	130,849
Occupancy	38,722	36,631	35,374
Depreciation of bank premises and equipment	34,935	35,395	35,879
Professional fees	12,998	15,625	12,640
Deposit insurance assessments	9,047	10,253	10,249
Net expense, other real estate owned	14,817	6,055	2,557
Amortization of identified intangible assets	5,293	5,284	5,286
Advertising	5,807	7,716	9,149
Litigation expense		21,837
Impairment charges (Total other-than-temporary impairment charges, $(1,003) less loss of $26 for 2011, and $(19,070) less loss of $10,654 for 2010, included in other comprehensive income)	977	8,416
Other	68,174	65,044	67,048
Total non-interest expense	316,774	339,725	309,031
Income before income taxes	191,227	200,980	220,730
Provision for income taxes	64,078	70,957	77,988
Net income	127,149	130,023	142,742
Preferred stock dividends and discount accretion	13,280	13,126	12,984
Net income available to common shareholders	$ 113,869	$ 116,897	$ 129,758
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	67,506,554	67,921,353	68,373,732
Net income (in dollars per share)	$ 1.69	$ 1.72	$ 1.9
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	67,569,468	68,004,441	68,394,624
Net income (in dollars per share)	$ 1.69	$ 1.72	$ 1.9

Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Other-than-temporary impairment charges	$ (1,003)	$ (19,070)
Other comprehensive income	$ 26	$ 10,654

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 127,149	$ 130,023	$ 142,742
Other comprehensive income, net of tax:
Net unrealized holding gains (losses) on securities available for sale arising during period (tax effects of $35,960, $(11,300), and $29,863)	66,782	(20,985)	55,460
Reclassification adjustment for gains on securities available for sale included in net income (tax effects of $(6,050), $(11,623), and $(4,185))	(11,235)	(21,586)	(7,771)
Reclassification adjustment for impairment charges on available for sale securities included in net income (tax effects of $342, $2,946, and $0)	635	5,470
Comprehensive income	$ 183,331	$ 92,922	$ 190,431

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income
Net unrealized holding gains (losses) on securities available for sale arising during period, tax effects	$ 35,960	$ (11,300)	$ 29,863
Reclassification adjustment for gains on securities available for sale included in net income, tax effects	(6,050)	(11,623)	(4,185)
Reclassification adjustment for impairment charges on available for sale securities included in net income, tax effects	$ 342	$ 2,946	$ 0

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2008	$ 1,257,297	$ 203,558	$ 95,499	$ 158,110	$ 1,016,004	$ 18,189	$ (234,063)
Balance (in shares) at Dec. 31, 2008			95,499,000
Increase (decrease) in shareholders' equity
Net Income	142,742				142,742
Dividends:
Cash ($.38, $.36 and $.34 per share for the year ended December 31, 2011, 2010 and 2009, respectively)	(23,262)				(23,262)
Preferred stock (5%) including discount accretion	(11,010)	2,184			(13,194)
Purchase of treasury stock (425,655, 408,888, 708,925 shares for the year ended December 31, 2011, 2010 and 2009, respectively)	(9,346)						(9,346)
Exercise of stock options	2,705		212	2,493
Exercise of stock options (in shares)			212,000
Stock compensation expense recognized in earnings	655			655
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments	47,689					47,689
Balance at Dec. 31, 2009	1,407,470	205,742	95,711	161,258	1,122,290	65,878	(243,409)
Balance (in shares) at Dec. 31, 2009			95,711,000
Increase (decrease) in shareholders' equity
Net Income	130,023				130,023
Dividends:
Cash ($.38, $.36 and $.34 per share for the year ended December 31, 2011, 2010 and 2009, respectively)	(24,444)				(24,444)
Preferred stock (5%) including discount accretion	(10,800)	2,326			(13,126)
Purchase of treasury stock (425,655, 408,888, 708,925 shares for the year ended December 31, 2011, 2010 and 2009, respectively)	(6,949)						(6,949)
Exercise of stock options	484			484
Stock compensation expense recognized in earnings	534			534
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments	(37,101)					(37,101)
Balance at Dec. 31, 2010	1,459,217	208,068	95,711	162,276	1,214,743	28,777	(250,358)
Balance (in shares) at Dec. 31, 2010			95,711,000
Increase (decrease) in shareholders' equity
Net Income	127,149				127,149
Dividends:
Cash ($.38, $.36 and $.34 per share for the year ended December 31, 2011, 2010 and 2009, respectively)	(25,648)				(25,648)
Preferred stock (5%) including discount accretion	(10,800)	2,480			(13,280)
Purchase of treasury stock (425,655, 408,888, 708,925 shares for the year ended December 31, 2011, 2010 and 2009, respectively)	(6,435)						(6,435)
Exercise of stock options	113		9	104
Exercise of stock options (in shares)			9,000
Stock compensation expense recognized in earnings	387			387
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments	56,182					56,182
Balance at Dec. 31, 2011	$ 1,600,165	$ 210,548	$ 95,720	$ 162,767	$ 1,302,964	$ 84,959	$ (256,793)
Balance (in shares) at Dec. 31, 2011			95,720,000

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity
Cash Dividends (in dollars per share)	$ 0.38	$ 0.36	$ 0.34
Preferred stock, Rate (as a percent)	5.00%	5.00%	5.00%
Purchase of treasury stock (in shares)	425,655	408,888	708,925

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 127,149	$ 130,023	$ 142,742
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	17,318	22,812	58,833
Specific reserve, other real estate owned	9,806	657	44
Accretion of time deposit discounts	(11)	(14)	(14)
Depreciation of bank premises and equipment	34,935	35,395	35,879
(Gain) loss on sale of bank premises and equipment	(361)	(22)	80
Gain on sale of other real estate owned	(738)	(266)	(291)
Depreciation and amortization of leased assets			300
Accretion of investment securities discounts	(2,081)	(1,693)	(1,940)
Amortization of investment securities premiums	18,362	13,211	6,911
Investment securities transactions, net	(17,285)	(33,209)	(11,956)
Impairment charges on available for sale securities	977	8,416
Accretion of junior subordinated debenture discounts	9	35	34
Amortization of identified intangible assets	5,293	5,284	5,286
Stock based compensation expense	387	534	655
Earnings from affiliates and other investments	(11,633)	(15,023)	(16,891)
Deferred tax benefit	(2,299)	(3,532)	(3,035)
Decrease in accrued interest receivable	3,658	6,071	6,981
Decrease (increase) in other assets	3,376	7,824	(28,656)
(Decrease) increase in other liabilities	(4,966)	1,652	(12,253)
Net cash provided by operating activities	181,896	178,155	182,709
Investing activities:
Proceeds from maturities of securities	1,425	4,423	1,637
Proceeds from sales and calls of available for sale securities	1,102,849	1,149,021	579,099
Purchases of available for sale securities	(2,231,330)	(2,666,596)	(1,280,925)
Principal collected on mortgage backed securities	999,419	1,085,817	1,224,938
Proceeds from matured time deposits with banks			396
Net decrease in loans	317,718	164,241	112,663
Purchases of other investments	(11,941)	(7,438)	(11,430)
Distributions from other investments	33,320	20,910	56,988
Purchases of bank premises and equipment	(20,393)	(15,953)	(61,015)
Proceeds from sales of bank premises and equipment	1,719	2,005	1,052
Proceeds from sales of other real estate owned	13,448	8,362	15,066
Purchase, adjustment of identified intangible asset	(174)	(235)	(259)
Net cash provided by (used in) investing activities	206,060	(255,443)	638,210
Financing activities:
Net increase in non-interest bearing demand deposits	287,942	122,277	57,129
Net increase in savings and interest bearing demand deposits	184,851	260,290	180,950
Net (decrease) increase in time deposits	(126,248)	38,998	81,158
Net (decrease) increase in securities sold under repurchase agreements	(84,641)	(8,547)	686
Other borrowed funds, net	(532,619)	(320,845)	(1,175,361)
Repayment of long-term debt	(10,400)
Purchase of treasury stock	(6,435)	(6,949)	(9,346)
Proceeds from stock transactions	113	484	2,705
Payments of cash dividends-common	(25,648)	(24,444)	(23,262)
Payments of cash dividends-preferred	(10,800)	(10,800)	(9,660)
Net cash (used in) provided by financing activities	(323,885)	50,464	(895,001)
Increase (decrease) in cash and cash equivalents	64,071	(26,824)	(74,082)
Cash and cash equivalents at beginning of year	197,814	224,638	298,720
Cash and cash equivalents at end of year	261,885	197,814	224,638
Supplemental cash flow information:
Interest paid	97,699	116,037	146,778
Income taxes paid	60,922	78,435	83,830
Purchases of available-for-sale securities not yet settled	72,538	160,216	100,829
Net transfers from loans to other real estate owned	21,202	59,429	22,487
Accrued dividends, preferred shares	$ 1,350	$ 1,350	$ 1,350

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

        The accounting and reporting policies of International Bancshares Corporation ("Corporation") and Subsidiaries (the Corporation and Subsidiaries collectively referred to herein as the "Company") conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The following is a description of the more significant of those policies.

Consolidation and Basis of Presentation

        The consolidated financial statements include the accounts of the Corporation and its wholly-owned bank subsidiaries, International Bank of Commerce, Laredo ("IBC"), Commerce Bank, International Bank of Commerce, Zapata, International Bank of Commerce, Brownsville, and the Corporation's wholly-owned non-bank subsidiaries, IBC Subsidiary Corporation, IBC Life Insurance Company, IBC Trading Company, Premier Tierra Holdings, Inc. and IBC Capital Corporation. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Company, through its subsidiaries, is primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile and other installment and term loans. The primary markets of the Company are South, Central, and Southeast Texas and the state of Oklahoma. Each bank subsidiary is very active in facilitating international trade along the United States border with Mexico and elsewhere. Although the Company's loan portfolio is diversified, the ability of the Company's debtors to honor their contracts is primarily dependent upon the economic conditions in the Company's trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. The Company and its bank subsidiaries are subject to the regulations of certain Federal agencies as well as the Texas Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

        The Company owns two insurance-related subsidiaries, IBC Life Insurance Company and IBC Insurance Agency, Inc., a wholly owned subsidiary of IBC, the bank subsidiary. Neither of the insurance-related subsidiaries conducts underwriting activities. The IBC Life Insurance Company is in the business of reinsuring credit life and credit accident and health insurance. The business is assumed from an unaffiliated insurer and the only business written is generated by the bank subsidiaries of the Company. The risk assumed on each of the policies is not significant to the consolidated financial statements.

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near-term relate to the determination of the allowance for probable loan losses.

Subsequent Events

        The Company has evaluated all events or transactions that occurred through the date the Company issued these financial statements. During this period, the Company did not have any material recognizable or non-recognizable subsequent events.

Investment Securities

        The Company classifies debt and equity securities into one of these categories: held-to-maturity, available-for-sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as "held-to-maturity" and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity, but are intended to be held for an indefinite period of time are classified as "available-for-sale" or "trading" and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as "trading", while unrealized holding gains and losses related to those securities classified as "available-for-sale" are excluded from net income and reported net of tax as other comprehensive income and in shareholders' equity as accumulated other comprehensive income until realized. The Company did not maintain any trading securities during the three year period ended December 31, 2011.

        Mortgage-backed securities held at December 31, 2011 and 2010 represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities. Mortgage-backed securities are either issued or guaranteed by the U.S. Government or its agencies including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae") or other non-government entities. Investments in mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U. S. Government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

        Premiums and discounts are amortized using the level yield or "interest method" over the terms of the securities. Declines in the fair value of held-to-maturity and available-for sale-securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other-than-temporary impairment exists, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to hold and the determination of whether the Company will more likely than not be required to sell the security prior to a recovery in fair value. If the Company determines that (1) it intends to sell the security or (2) it is more likely than not that it will be required to sell the security before it's anticipated recovery, the other-than-temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and the Company's amortized cost in the security. If the Company determines that it (1) does not intend to sell the security and (2) it will not be more likely than not required to sell the security before it's anticipated recovery, the other-than-temporary impairment is segregated into its two components (1) the amount of impairment related to credit loss and (2) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Provision and Allowance for Probable Loan Losses

        The allowance for probable loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to operating expense and reduced by net charge-offs. The provision for probable loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for probable loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

        Management believes that the allowance for probable loan losses is adequate. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's bank subsidiaries' allowances for probable loan losses. Such agencies may require the Company's bank subsidiaries to make additions or reductions to their GAAP allowances based on their judgments of information available to them at the time of their examination.

Loans

        Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are amortized over the life of the loan using the interest method. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Impaired Loans

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Non-Accrual Loans

        The non-accrual loan policy of the Company's bank subsidiaries is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un-collectible. As it relates to consumer loans, management charges off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non-consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non-accrual status. This situation generally results when a bank subsidiary has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non-accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non-consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non-accrual status is warranted. Interest income on non-accrual loans is recognized only to the extent payments are received or when, in management's opinion, the debtor's financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Real estate acquired by foreclosure and deeds in lieu of foreclosure are initially recorded at fair value less estimated selling costs (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for probable loan losses, if necessary. Any subsequent write-downs are charged against other non-interest expense. Other real estate owned totaled $86,626,000 and $87,192,000 at December 31, 2011 and 2010, respectively. Other real estate owned is included in other assets.

Bank Premises and Equipment

        Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized.

Other Investments

        Other investments include equity investments in non-financial companies, bank owned life insurance, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Income Taxes

        Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The Company files a consolidated federal income tax return with its subsidiaries.

        Recognition of deferred tax assets is based on management's belief that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

        The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2011 and 2010, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for unrecognized tax benefits at the end of the reporting period. The Company would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non-interest expense. During the years ended December 31, 2011, 2010 and 2009, the Company recognized no interest expense or penalties related to uncertain tax positions.

        The Company files consolidated tax returns in the U.S. Federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2008.

Stock Options

        Compensation expense for stock awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award. The fair value of stock options granted was estimated, using the Black-Sholes-Merton option-pricing model. This model was developed for use in estimating the fair value of publicly traded options that have no vesting restrictions and are fully transferable. Additionally, the model requires the input of highly subjective assumptions. Because the Company's employee stock options have characteristics significantly different from those of publicly traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the Black-Scholes-Merton option-pricing model does not necessarily provide a reliable single measure of the fair value of the Company's stock options.

Net Income Per Share

        Basic Earnings Per Share ("EPS") is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2011, after completing goodwill testing, the Company has determined that no goodwill impairment exists.

        Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. The Company's identified intangible assets relate to core deposits and contract rights. As of December 31, 2011, the Company has determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, the Company reports transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

        The Company accounts for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial-components approach that focuses on control. After a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. The Company has retained mortgage servicing rights in connection with the sale of mortgage loans. Because the Company may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

        The Company operates as one segment. The operating information used by the Company's chief executive officer for purposes of assessing performance and making operating decisions about the Company is the consolidated financial statements presented in this report. The Company has four active operating subsidiaries, namely, the bank subsidiaries, otherwise known as International Bank of Commerce, Laredo, Commerce Bank, International Bank of Commerce, Zapata and International Bank of Commerce, Brownsville.

Comprehensive Income

        Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

Advertising

        Advertising costs are expensed as incurred.

Reclassifications

        Certain amounts in the prior year's presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or total assets.

        Additionally, subsequent to the filing of the Company's annual report on Form 10-K for the year ended December 31, 2009, the Company identified that cash flows arising from the purchases of available-for-sale securities, not yet settled, had been presented at the end of the prior period in the consolidated statement of cash flows as part of cash flows from operating activities instead of investing activity. The change resulted in a reclassification of $84.8 million for the year ended December 31, 2009 from net cash provided by operating activities to net cash provided by investing activities, which did not alter the net change in cash and cash equivalents reported. The impact of this reclassification is not considered material to the financial statements previously presented on the Form 10-K for the year ended December 31, 2009.

New Accounting Standards

        In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, to ASC 820, "Fair Value Measurements and Disclosures." The Update amends prior accounting guidance regarding fair value disclosures including required disclosure of (i) significant amounts of transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy and the reasons for the transfers (ii) detailed gross information about activity related to assets or liabilities included in Level 3 of the fair value hierarchy for recurring fair value measurements, (iii) the policy for determining when transfers between the levels of the fair value hierarchy are recognized and (iv) the reasons for transfers of assets or liabilities in or out of Level 3 of the fair value hierarchy, with significant transfers disclosed separately. The Update further clarifies that (i) fair value disclosures should be provided for each class of assets and liabilities, where class would generally be a subset of assets or liabilities within a line item in the consolidated financial statements and (ii) disclosures about fair value inputs and techniques used for both recurring and nonrecurring fair value measurements included in Level 2 and 3 of the fair value hierarchy. The disclosures related to the detailed gross information about activity related to assets or liabilities included in Level 3 of the fair value hierarchy for recurring fair value measurements were required for the Company beginning on January 1, 2011. The remaining disclosure requirements became effective for the Company on January 1, 2010. The adoption of the update to existing accounting standards did not have a significant impact on the Company's consolidated financial statements.

        In July 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-20, to ASC 310, "Receivables." The Update amends existing disclosure requirements regarding an entity's financing receivables. The main objective of the Update is intended to provide users of financial statements with greater transparency regarding an entity's allowance for credit losses and the quality of its financing receivables. The Update requires additional disclosures about (i) the credit risk inherent in the entity's portfolio of financing receivables, (ii) how the inherent risk in the portfolio is analyzed and assessed in arriving at the allowance for credit loss, and (iii) the changes and reasons for changes in the allowance for credit loss. Additionally, the Update clarifies that disclosures should be made on a disaggregated basis as defined in the Update—portfolio segment and class of financing receivable. Portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for credit loss and class of financing receivable is defined as a disaggregation of a portfolio segment. Existing disclosures are amended by the Update to include (i) a roll forward of the allowance for credit losses by portfolio segment with the ending balance disaggregated on the basis of impairment method, (ii) for each disaggregated balance, the related recorded investment in the financing receivable, (iii) the non-accrual status of financing receivable by class of financing receivable, and (iv) impaired financing receivables by class. Additional disclosures required by the Update include (i) credit quality indicators by class of financing receivable, (ii) the aging of past due financing receivables by class of financing receivable, (iii) the nature and extent of troubled debt restructuring that occurred during the reporting period and their effect on the allowance for credit losses, (iv) the nature and extent of troubled debt restructurings within the previous 12 months that defaulted during the reporting period, by class of financing receivable and their impact on the allowance for credit loss, and (v) significant purchases and sales of financing receivables during the reporting period disaggregated by portfolio segment. The Update was effective for the Company as of December 31, 2010, as it relates to disclosures required at the end of a reporting period. Disclosures that relate to activity during a reporting period were required for the Company for the fiscal year ending December 31, 2011. Please see Note 4—Allowance for Probable Loan Losses.

        In December 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-28, to ASC 350, "Intangibles—Goodwill and Other." The Update modifies Step 1 of the goodwill impairment test for reporting units that have zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. The qualitative factors that should be evaluated in making the more likely than not determination are consistent with existing guidance in ASC 350. The Update will be effective for the Company for interim and fiscal years beginning after December 15, 2010. The adoption of the update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In April 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-02, to ASC 310, "Receivables." The Update clarifies which loan modifications are troubled debt restructurings and provides additional guidance to help creditors determine whether a modification of a loan meets the criteria to be considered a troubled debt restructuring. For modifications that are troubled debt restructurings, the Update requires that a creditor separately conclude that (i) the restructuring constitutes a concession, and (ii) the debtor is experiencing financial difficulties. The Update became effective for the first interim or annual period beginning on or after June 15, 2011 and was applied retrospectively for the 2011 annual reporting period. The adoption of the Update did not have a significant impact on the Company's consolidated financial statements.

        In April 2011, the Financial Accounting Standards Board issued Accounting Standards Update No 2011-03, to ASC 860, "Transfers and Servicing." The Update is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The Update removes the following from the assessment of effective control included in existing literature (i) the criteria requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criteria. The Update is effective for the first interim or annual period beginning on or after December 15, 2011 and is to be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of the Update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, to ASC 820, "Fair Value Measurement." The Update is intended to converge the fair value measurement guidance in U.S. GAAP with International Financial Reporting Standards. The Update clarifies the application of existing fair value measurement requirements, changes certain principles in existing guidance and requires additional fair value disclosures. The Update is effective for interim and annual periods beginning after December 15, 2011. The provisions of the Update are to be applied prospectively and early adoption is not permitted. The adoption of the Update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In June 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-05, to ASC 220, "Comprehensive Income." The Update is an amendment to existing literature and requires that all non-owner changes in stockholders' equity be presented in either a single continuous statement of comprehensive income or in two separate, but consecutive statements. The Update also requires entities to present, on the face of the financial statement, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of that net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. The Update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The adoption of the Update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In September 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-08 to ASC 350, "Intangibles—Goodwill and Other." The Update amends existing literature to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two step impairment test is unnecessary. If an entity concludes otherwise, then it is required to perform the first step of the two step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. The Update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of the Update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-12 to ASC 220, "Comprehensive Income." The Update defers the effective date for amendments to the presentation of reclassifications of items out of other accumulated comprehensive income, as required by Accounting Standards Update No. 2011-05. The deferment is intended to allow the Financial Accounting Standards Board adequate time to re-deliberate the proposed changes to present on the face of the financial statements the effects of reclassifications out of accumulated comprehensive income on the components of net income and other comprehensive income for all periods presented.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities
Investment Securities

(2) Investment Securities

        The amortized cost and estimated fair value by type of investment security at December 31, 2011 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$4,851,747	$128,196	$(10,680)	$4,969,263	$4,969,263
Obligations of states and political subdivisions	211,523	14,449	(1,211)	224,761	224,761
Equity securities	18,825	1,115	(49)	19,891	19,891

Total investment securities	$5,082,095	$143,760	$(11,940)	$5,213,915	$5,213,915

(1)
Included in the carrying value of residential mortgage-backed securities are $3,008,935 of mortgage-backed securities issued by Ginnie Mae, $1,920,723 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $39,605 issued by non-government entities

        The amortized cost and estimated fair value of investment securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated fair value	Amortized Cost	Estimated fair value
	(Dollars in Thousands)
Due in one year or less	$1,125	$1,125	$—	$—
Due after one year through five years	1,325	1,325	636	641
Due after five years through ten years	—	—	4,068	4,149
Due after ten years	—	—	206,819	219,971
Residential mortgage-backed securities	—	—	4,851,747	4,969,263
Equity securities	—	—	18,825	19,891

Total investment securities	$2,450	$2,450	$5,082,095	$5,213,915

        The amortized cost and estimated fair value by type of investment security at December 31, 2010 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
U.S. Treasury securities	$1,327	$—	$—	$1,327	$1,327
Residential mortgage-backed securities	4,876,573	77,741	(29,846)	4,924,468	4,924,468
Obligations of states and political subdivisions	150,122	636	(4,761)	145,997	145,997
Equity securities	13,825	864	(24)	14,665	14,665

Total investment securities	$5,041,847	$79,241	$(34,631)	$5,086,457	$5,086,457

(1)
Included in the carrying value of residential mortgage-backed securities are $2,326,378 of mortgage-backed securities issued by Ginnie Mae, $2,552,062 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $46,028 issued by non-government entities

        Residential mortgage-backed securities are securities issued by Freddie Mac, Fannie Mae, Ginnie Mae or non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008.

        The amortized cost and fair value of available for sale investment securities pledged to qualify for fiduciary powers, to secure public monies as required by law, repurchase agreements and short-term fixed borrowings was $2,624,520,000 and $2,717,496,000, respectively, at December 31, 2011.

        Proceeds from the sale and call of securities available-for-sale were $1,102,849,000, $1,149,021,000 and $579,099,000 during 2011, 2010 and 2009, respectively, which amounts included $1,095,815,000, $1,133,610,000 and $544,305,000 of mortgage-backed securities. Gross gains of $17,318,000, $33,223,000 and $11,980,000 and gross losses of $33,000, $14,000 and $24,000 were realized on the sales in 2011, 2010 and 2009, respectively.

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$—	$—	$39,605	$(10,680)	$39,605	$(10,680)
Obligations of states and political subdivisions	9,531	(315)	3,398	(896)	12,929	(1,211)
Equity securities	3,485	(16)	42	(33)	3,527	(49)

	$13,016	$(331)	$43,045	$(11,609)	$56,061	$(11,940)

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2010 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,166,720	$(19,192)	$46,028	$(10,654)	$1,212,748	$(29,846)
Obligations of states and political subdivisions	97,701	(4,666)	355	(95)	98,056	(4,761)
Equity securities	4,988	(12)	63	(12)	5,051	(24)

	$1,269,409	$(23,870)	$46,446	$(10,761)	$1,315,855	$(34,631)

        The unrealized losses on investments in residential mortgage-backed securities are primarily caused by changes in market interest rates. Residential mortgage-backed securities are primarily securities issued by Freddie Mac, Fannie Mae and Ginnie Mae. The contractual cash obligations of the securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. The contractual cash obligations of the securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government; however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008. The decrease in fair value on residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae is due to market interest rates. The Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities; therefore, it is the conclusion of the Company that the investments in residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae are not considered other-than-temporarily impaired. In addition, the Company has a small investment in non-agency residential mortgage-backed securities that have strong credit backgrounds and include additional credit enhancements to protect the Company from losses arising from high foreclosure rates. These securities have additional market volatility beyond economically induced interest rate events. It is the conclusion of the Company that the investments in non-agency residential mortgage-backed securities are other-than-temporarily impaired due to both credit and other than credit issues. An impairment charge of $977,000 ($635,000, after tax), was recorded in 2011 on the non-agency residential mortgage backed securities. An impairment charge of $8,416,000 ($5,470,000, after tax), was recorded in 2010 on the non-agency residential mortgage backed securities. The impairment charges represent the credit related impairment on the securities.

        The unrealized losses on investments in other securities are caused by fluctuations in market interest rates. The underlying cash obligations of the securities are guaranteed by the entity underwriting the debt instrument. It is the belief of the Company that the entity issuing the debt will honor its interest payment schedule, as well as the full debt at maturity. The securities are purchased by the Company for their economic value. The decrease in fair value is primarily due to market interest rates and not other factors, and because the Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities, it is the conclusion of the Company that the investments are not considered other-than-temporarily impaired.

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2011(in Thousands):

Balance at December 31, 2010	$8,416
Impairment charges recognized during period	977

Balance at December 31, 2011	$9,393

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2010 (in Thousands):

Balance at December 31, 2009	$—
Impairment charges recognized during period	8,416

Balance at December 31, 2010	$8,416

Loans	12 Months Ended
Dec. 31, 2011
Loans
Loans

(3) Loans

        A summary of net loans, by loan type at December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010
	(Dollars in thousands)
Commercial, financial and agricultural	$2,560,102	$2,615,878
Real estate—mortgage	895,870	948,982
Real estate—construction	1,273,389	1,473,471
Consumer	94,109	126,047
Foreign	230,005	245,625

Total loans	$5,053,475	$5,410,003

Allowance for Probable Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance for Probable Loan Losses
Allowance for Probable Loan Losses

(4) Allowance for Probable Loan Losses

        The allowance for probable loan losses primarily consists of the aggregate loan loss allowances of the bank subsidiaries. The allowances are established through charges to operations in the form of provisions for probable loan losses. Loan losses or recoveries are charged or credited directly to the allowances. The allowance for probable loan losses of each bank subsidiary is maintained at a level considered appropriate by management, based on estimated probable losses in the loan portfolio. The allowance for probable loan losses is derived from the following elements: (i) allowances established on specific loans, which are based on a review of the individual characteristics of each loan, including the customer's ability to repay the loan, the underlying collateral values, and the industry the customer operates in, (ii) allowances based on actual historical loss experience for similar types of loans in the Company's loan portfolio, and (iii) allowances based on general economic conditions, changes in the mix of loans, company resources, border risk and credit quality indicators, among other things. All segments of the loan portfolio continue to be impacted by the prolonged economic downturn. Loans secured by real estate could be impacted negatively by the continued economic environment and resulting decrease in collateral values. Consumer loans may be impacted by continued and prolonged unemployment rates.

        The Company's management continually reviews the allowance for loan losses of the bank subsidiaries using the amounts determined from the allowances established on specific loans, the allowance established on quantitative historical loss percentages, and the allowance based on qualitative data to establish an appropriate amount to maintain in the Company's allowance for loan loss. Should any of the factors considered by management in evaluating the adequacy of the allowance for probable loan losses change, the Company's estimate of probable loan losses could also change, which could affect the level of future provisions for probable loan losses. While the calculation of the allowance for probable loan losses utilizes management's best judgment and all information available, the adequacy of the allowance is dependent on a variety of factors beyond the Company's control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

        The specific loan loss provision is determined using the following methods. On a weekly basis, loan past due reports are reviewed by the servicing loan officer to determine if a loan has any potential problems and if a loan should be placed on the Company's internal classified report. Additionally, the Company's credit department reviews the majority of the Company's loans regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, the Company will determine if a loan should be placed on an internal classified report because of issues related to the analysis of the credit, credit documents, collateral and/or payment history.

        While the Texas and Oklahoma economies are performing better and appear to be recovering faster than other parts of the country, Texas and Oklahoma are not completely immune to the problems associated with the U.S. economy. Thus, the risk of loss associated with all segments of the loan portfolio in these markets continues to be impacted by the prolonged economic downturn. The downturn in the economy and other risk factors are minimized by the underwriting standards of the bank subsidiaries. The general underwriting standards encompass the following principles: (i) the financial strength of the borrower including strong earnings, a high net worth, significant liquidity and an acceptable debt to worth ratio, (ii) managerial and business competence, (iii) the ability to repay, (iv) for a new business, projected cash flows, (v) loan to value, (vi) in the case of a secondary guarantor, a guarantor financial statement, and (vii) financial and/or other character references. Although the underwriting standards reduce the risk of loss, unique risk factors exist in each type of loan that the bank subsidiaries invest.

        Commercial and industrial loans are mostly secured by the collateral pledged by the borrower that are directly related to the business activities of the company such as accounts receivable and inventory. The ability of the borrower to collect accounts receivable, and to turn inventory into sales are risk factors in the repayment of the loan.

        Construction and land development loans can carry risk of repayment when projects incur cost overruns, have an increase in the price of building materials, encounter zoning and environmental issues, or encounter other factors that may affect the completion of a project on time and on budget. Additionally, repayment risk may be negatively impacted when the market experiences a deterioration in the value of real estate. Risks specifically related to 1-4 family development loans also include the practice by the mortgage industry of more restrictive underwriting standards, which inhibits the buyer from obtaining long term financing, and excessive housing and lot inventory in the market.

        Commercial real estate loans demonstrate a risk of repayment when market values deteriorate, the business experiences turnover in key management, the business has an inability to attract or keep occupancy levels stable, or when the market experiences an exit of a specific business industry that is significant to the local economy, such as a manufacturing plant.

        First and second lien residential 1-4 family mortgage and consumer loan repayments may be affected by unemployment or underemployment and deteriorating market values of real estate.

        A summary of the transactions in the allowance for probable loan losses by loan class is as follows:

	December 31, 2011
	Domestic
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,046	$26,695	$16,340	$53	$10,059	$2,611	$6,241	$437	$84,482
Losses charge to allowance	(16,130)	(1,467)	(1,955)	—	(805)	(1,304)	(1,067)	(171)	(22,899)
Recoveries credited to allowance	4,126	171	296	—	28	300	211	159	5,291

Net losses charged to allowance	(12,004)	(1,296)	(1,659)	—	(777)	(1,004)	(856)	(12)	(17,608)
Provision (credit) charged to operations	16,575	(5,459)	9,546	950	(4,720)	3,153	(3,661)	934	17,318

Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192

	2010	2009
	(Dollars in Thousands)
Balance at December 31,	$95,393	$73,461

Losses charged to allowance	(35,240)	(38,539)
Recoveries credited to allowance	1,517	1,638

Net losses charged to allowance	(33,723)	(36,901)
Provision charged to operations	22,812	58,833

Balance at December 31,	$84,482	$95,393

        The allowance for probable loan losses is a reserve established through a provision for probable loan losses charged to expense, which represents management's best estimate of probable loan losses when evaluating loans (i) individually or (ii) collectively. The Company's provision for probable loan losses decreased for the year ended December 31, 2011 mainly due to a decrease in the Company's charge-off experience and a decrease in the loan portfolio. The Company's provision for probable loan losses decreased for the year ended December 31, 2010 mainly due to the decrease in the required reserves for impaired loans analyzed on an individual basis. The impaired loans have been measured based on the fair value of collateral. The majority of these loans show a fair value greater than the carrying value. The Company's provision for probable loan losses increased for the year ended December 31, 2009, prompted by the analysis of management regarding the weakness in the overall economy and the impact of that weakness on the Company's loan portfolio and the related allowance for probable loan losses.

        The table below provides additional information on the balance of loans individually or collectively evaluated for impairment and their related allowance, by loan class:

	December 31, 2011
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$27,603	$14,402	$746,213	$12,215
Commercial real estate: other construction & land development	60,428	3,073	1,212,961	16,867
Commercial real estate: farmland & commercial	42,231	9,754	1,622,456	14,473
Commercial real estate: multifamily	411	—	121,188	1,003
Residential: first lien	2,290	23	493,432	4,539
Residential: junior lien	1,962	—	398,186	4,760
Consumer	1,334	—	92,775	1,724
Foreign	46	—	229,959	1,359

Total	$136,305	$27,252	$4,917,170	$56,940

	December 31, 2010
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$23,426	$8,138	$807,098	$13,908
Commercial real estate: other construction & land development	77,207	592	1,396,264	26,103
Commercial real estate: farmland & commercial	21,844	3,441	1,666,719	12,899
Commercial real estate: multifamily	473	—	96,318	53
Residential: first lien	2,015	—	531,440	10,059
Residential: junior lien	199	—	415,328	2,611
Consumer	29	—	126,018	6,241
Foreign	7	—	245,618	437

Total	$125,200	$12,171	$5,284,803	$72,311

        Loans accounted for on a non-accrual basis at December 31, 2011, 2010 and 2009 amounted to $118,505,000, $108,030,000 and $68,338,000, respectively. The effect of such non-accrual loans reduced interest income by $4,114,000, $3,750,000 and $4,011,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Amounts received on non-accruals are applied, for financial accounting purposes, first to principal and then to interest after all principal has been collected. Accruing loans contractually past due 90 days or more as to principal or interest payments at December 31, 2011, 2010 and 2009 amounted to $14,288,000, $19,848,000 and $12,089,000, respectively.

        The table below provides additional information on loans accounted for on a non-accrual basis by loan class:

	December 31,
	2011	2010
	(Dollars in Thousands)
Domestic
Commercial	$26,819	$22,614
Commercial real estate: other construction & land development	54,336	77,207
Commercial real estate: farmland & commercial	34,910	5,486
Commercial real estate: multifamily	411	473
Residential: first lien	1,848	2,015
Residential: junior lien	135	199
Consumer	46	29
Foreign	—	7

Total non-accrual loans	$118,505	$108,030

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

        The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2011:

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$24,108	$24,108	$14,402	$24,145	$41
Commercial real estate: other construction & land development	34,417	34,432	3,073	34,709	—
Commercial real estate: farmland & commercial	28,636	28,671	9,754	28,883	817
Residential: first lien	208	208	23	214	—

Total impaired loans with related allowance	$87,369	$87,419	$27,252	$87,951	$858

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$3,495	$3,932	$3,942	$20
Commercial real estate: other construction & land development	26,011	26,112	27,722	128
Commercial real estate: farmland & commercial	13,595	15,394	16,271	102
Commercial real estate: multifamily	411	411	439	—
Residential: first lien	2,082	2,220	2,230	27
Residential: junior lien	1,962	1,970	1,980	118
Consumer	1,334	1,338	1,729	—
Foreign	46	46	46	4

Total impaired loans with no related allowance	$48,936	$51,423	$54,359	$399

        The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2010:

	December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$23,062	$23,071	$8,138	$23,096	$42
Commercial real estate: other construction & land development	10,603	10,645	592	10,622	—
Commercial real estate: farmland & commercial	17,841	17,878	3,441	18,475	860

Total impaired loans with related allowance	$51,506	$51,594	$12,171	$52,193	$902

	December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$364	$980	$993	$30
Commercial real estate: other construction & land development	66,604	66,755	68,608	2
Commercial real estate: farmland & commercial	4,003	5,606	5,594	—
Commercial real estate: multifamily	473	473	500	—
Residential: first lien	2,015	2,143	2,297	—
Residential: junior lien	199	226	228	—
Consumer	29	46	49	—
Foreign	7	7	19	—

Total impaired loans with no related allowance	$73,694	$76,236	$78,288	$32

        The following table details key information regarding the Company's impaired loans for the year ended December 31, 2009:

2009
(Dollars in Thousands)
Balance of impaired loans where there is a related allowance for loan loss	$106,780
Balance of impaired loans where there is no related allowance for loan loss	11,494

Total impaired loans	$118,274

Allowance allocated to impaired loans	$30,555

        The average recorded investment in impaired loans was $142,310,000, $130,481,000, and $149,528,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

        A portion of the impaired loans have adequate collateral and credit enhancements not requiring a related allowance for loan loss. The level of impaired loans is reflective of the economic weakness that has been created by the financial crisis and the subsequent economic downturn. Management is confident the Company's loss exposure regarding these credits will be significantly reduced due to the Company's long-standing practices that emphasize secured lending with strong collateral positions and guarantor support. Management is likewise confident the reserve for probable loan losses is adequate. The Company has no direct exposure to sub-prime loans in its loan portfolio, but the sub-prime crisis has affected the credit markets on a national level, and as a result, the Company has experienced an increasing amount of impaired loans; however, management's decision to place loans in this category does not necessarily mean that the Company will experience significant losses from these loans or significant increases in impaired loans from these levels.

        Management of the Company recognizes the risks associated with these impaired loans. However, management's decision to place loans in this category does not necessarily mean that losses will occur. In the current environment, troubled loan management can be protracted because of the legal and process problems that delay the collection of an otherwise collectable loan. Additionally, management believes that the collateral related to these impaired loans and/or the secondary support from guarantors mitigates the potential for losses from impaired loans. It is also important to note that even though the economic conditions in Texas and Oklahoma are weakened, we believe these markets are improving and better positioned to recover than many other areas of the country. Loans accounted for as "troubled debt restructuring" were not significant.

        The bank subsidiaries charge off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a "loss" by bank examiners. Commercial and industrial or real estate loans are generally considered by management to represent a loss, in whole or part, when an exposure beyond any collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower's financial condition and general economic conditions in the borrower's industry. Generally, unsecured consumer loans are charged-off when 90 days past due.

        The following table presents information regarding the aging of past due loans by loan class:

	December 31, 2011
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$5,180	$1,369	$1,842	$1,490	$8,391	$765,425	$773,816
Commercial real estate: other construction & land development	23,426	4,360	49,887	979	77,673	1,195,716	1,273,389
Commercial real estate: farmland & commercial	9,467	10,269	7,879	1,231	27,615	1,637,072	1,664,687
Commercial real estate: multifamily	450	—	411	—	861	120,738	121,599
Residential: first lien	6,207	2,757	10,295	9,382	19,259	476,463	495,722
Residential: junior lien	1,433	378	368	320	2,179	397,969	400,148
Consumer	1,643	408	912	866	2,963	91,146	94,109
Foreign	666	53	20	20	739	229,266	230,005

Total past due loans	$48,472	$19,594	$71,614	$14,288	$139,680	$4,913,795	$5,053,475

	December 31, 2010
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,734	$861	$23,239	$1,029	$27,834	$802,690	$830,524
Commercial real estate: other construction & land development	2,685	2,896	50,618	11,507	56,199	1,417,272	1,473,471
Commercial real estate: farmland & commercial	3,077	817	6,600	1,585	10,494	1,678,069	1,688,563
Commercial real estate: multifamily	73	185	473	—	731	96,060	96,791
Residential: first lien	4,884	3,436	5,136	3,472	13,456	519,999	533,455
Residential: junior lien	703	272	457	277	1,432	414,095	415,527
Consumer	1,518	587	1,505	1,477	3,610	122,437	126,047
Foreign	196	380	501	501	1,077	244,548	245,625

Total past due loans	$16,870	$9,434	$88,529	$19,848	$114,833	$5,295,170	$5,410,003

        The Company's internal classified report is segregated into the following categories: (i) "Special Review Credits," (ii) "Watch List—Pass Credits," or (iii) "Watch List—Substandard Credits." The loans placed in the "Special Review Credits" category reflect the Company's opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. The "Special Review Credits" are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the "Watch List—Pass Credits" category reflect the Company's opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant "extra attention." The "Watch List—Pass Credits" are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the "Watch List—Substandard Credits" classification are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that some future loss could be sustained by the bank if such weaknesses are not corrected. For loans that are classified as impaired, management evaluates these credits under Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan," now included as part of ASC 310-10, "Receivables," criteria and, if deemed necessary, a specific reserve is allocated to the credit. The specific reserve allocated under ASC 310-10, is based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's loans evaluated as impaired under ASC 310-10 are measured using the fair value of collateral method. In limited cases, the Company may use other methods to determine the specific reserve of a loan under SFAS ASC 310-10 if such loan is not collateral dependent.

        The allowance based on historical loss experience on the Company's remaining loan portfolio, which includes the "Special Review Credits," "Watch List—Pass Credits," and "Watch List—Substandard Credits" is determined by segregating the remaining loan portfolio into certain categories such as commercial loans, installment loans, international loans, loan concentrations and overdrafts. Installment loans are then further segregated by number of days past due. A historical loss percentage, adjusted for (i) management's evaluation of changes in lending policies and procedures, (ii) current economic conditions in the market area served by the Company, (iii) other risk factors, (iv) the effectiveness of the internal loan review function, (v) changes in loan portfolios, and (vi) the composition and concentration of credit volume is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450-20.

        A summary of the loan portfolio by credit quality indicator by loan class is as follows:

		December 31, 2011
	Pass	Special Review	Watch List—Pass	Watch List—Substandard	Watch List—Impaired
		(Dollars in Thousands)
Domestic
Commercial	$655,154	$5,279	$6,361	$79,419	$27,603
Commercial real estate: other construction & land development	1,058,843	76,722	11,083	66,313	60,428
Commercial real estate: farmland & commercial	1,449,822	83,581	40,510	48,543	42,231
Commercial real estate: multifamily	121,188	—	—	—	411
Residential: first lien	490,924	132	974	1,402	2,290
Residential: junior lien	397,861	—	319	6	1,962
Consumer	92,714	—	41	20	1,334
Foreign	229,898	—	61	—	46

Total	$4,496,404	$165,714	$59,349	$195,703	$136,305

		December 31, 2010
	Pass	Special Review	Watch List—Pass	Watch List—Substandard	Watch List—Impaired
		(Dollars in Thousands)
Domestic
Commercial	$741,006	$14,015	$7,187	$44,890	$23,426
Commercial real estate: other construction & land development	1,100,430	117,058	53,770	125,006	77,207
Commercial real estate: farmland & commercial	1,521,243	42,353	29,936	73,187	21,844
Commercial real estate: multifamily	94,973	1,345	—	—	473
Residential: first lien	526,504	2,237	1,747	952	2,015
Residential: junior lien	415,021	—	—	307	199
Consumer	125,973	3	—	42	29
Foreign	234,979	10,108	—	531	7

Total	$4,760,129	$187,119	$92,640	$244,915	$125,200

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

        A summary of bank premises and equipment, by asset classification, at December 31, 2011 and 2010 were as follows:

	Estimated useful lives	2011	2010
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$390,875	$388,847
Furniture, equipment and vehicles	1 - 20 years	266,547	268,590
Land		124,694	123,988
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	614	664
Less: accumulated depreciation		(329,680)	(313,139)

Bank premises and equipment, net		$453,050	$468,950

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

        The majority of the Company's identified intangibles are in the form of amortizable core deposit premium, with the exception of $1,147,000, which represents identified intangibles in the acquisition of the rights to the insurance agency contracts of InsCorp, Inc., acquired in 2008. Information on the Company's identified intangible assets follows:

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2011:
Core deposit premium	$58,675	$47,632	$11,043
Identified intangible (contract rights)	1,742	595	1,147

Total identified intangibles	$60,417	$48,227	$12,190

December 31, 2010:
Core deposit premium	$58,675	$42,583	$16,092
Identified intangible (contract rights)	1,568	351	1,217

Total identified intangibles	$60,243	$42,934	$17,309

        Amortization expense of intangible assets for the years ended December 31, 2011, 2010 and 2009, was $5,293,000, $5,284,000 and $5,286,000, respectively. Estimated amortization expense for each of the five succeeding fiscal years, and thereafter, is as follows:

Fiscal year ending:	Total
(in thousands)
2012	$4,630
2013	4,611
2014	2,368
2015	429
2016	128
Thereafter	24

Total	$12,190

        There were no changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits.
Deposits

(7) Deposits

        Deposits as of December 31, 2011 and 2010 and related interest expense for the years ended December 31, 2011, 2010 and 2009 were as follows:

	2011	2010
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$1,717,286	$1,459,776
Foreign	209,732	179,300

Total demand non-interest bearing	1,927,018	1,639,076

Savings and interest bearing demand
Domestic	2,221,758	2,058,311
Foreign	485,935	464,531

Total savings and interest bearing demand	2,707,693	2,522,842

Time, certificates of deposit
$100,000 or more
Domestic	1,022,450	1,054,649
Foreign	1,244,018	1,242,524
Less than $100,000
Domestic	664,111	741,399
Foreign	380,802	399,068

Total time, certificates of deposit	3,311,381	3,437,640

Total deposits	$7,946,092	$7,599,558

	2011	2010	2009
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$6,549	$7,771	$9,267
Foreign	1,234	1,612	1,565

Total savings and interest bearing demand	7,783	9,383	10,832

Time, certificates of deposit
$100,000 or more
Domestic	10,299	14,839	18,091
Foreign	11,512	17,084	23,315
Less than $100,000
Domestic	7,468	11,416	15,600
Foreign	2,277	3,628	5,249

Total time, certificates of deposit	31,556	46,967	62,255

Total interest expense on deposits	$39,339	$56,350	$73,087

        Scheduled maturities of time deposits as of December 31, 2011 were as follows (in thousands):

Total
(in thousands)
2012	$2,947,111
2013	254,344
2014	68,881
2015	39,260
2016	1,363
Thereafter	422

Total	$3,311,381

        Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2011, were as follows:

Due within 3 months or less	$871,022
Due after 3 months and within 6 months	545,993
Due after 6 months and within 12 months	608,270
Due after 12 months	241,183

$2,266,468

Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

        The Company's bank subsidiaries have entered into repurchase agreements with an investment banking firm and individual customers of the bank subsidiaries. The purchasers have agreed to resell to the bank subsidiaries identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage-backed book entry securities and averaged $1,415,769,000 and $1,479,734,000 during 2011 and 2010, respectively, and the maximum amount outstanding at any month end during 2011 and 2010 was $1,437,480,000 and $1,520,714,000, respectively.

        Further information related to repurchase agreements at December 31, 2011 and 2010 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2011 term:
Overnight agreements	$377,620	$388,304	$245,026.32%
1 to 29 days	13,772	14,227	10,263	1.13
30 to 90 days	45,512	48,177	30,095	1.12
Over 90 days	1,236,021	1,285,811	1,063,245	3.72

Total	$1,672,925	$1,736,519	$1,348,629	3.02%

December 31, 2010 term:
Overnight agreements	$432,252	$426,112	$311,333.60%
1 to 29 days	26,714	27,177	16,308	1.15
30 to 90 days	44,443	45,438	30,167	1.69
Over 90 days	1,243,634	1,279,248	1,075,462	3.71

Total	$1,747,043	$1,777,975	$1,433,270	2.97%

        The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.

Other Borrowed Funds	12 Months Ended
Dec. 31, 2011
Other Borrowed Funds
Other Borrowed Funds

(9) Other Borrowed Funds

        Other borrowed funds include Federal Home Loan Bank borrowings, which are short and long-term fixed borrowings issued by the Federal Home Loan Bank of Dallas at the market price offered at the time of funding. These borrowings are secured by mortgage-backed investment securities and a portion of the Company's loan portfolio.

        Further information regarding the Company's other borrowed funds at December 31, 2011 and 2010 is set forth in the following table:

	December 31,
	2011	2010
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$487,500	$1,020,000
Rate on balance outstanding at year end	.18%	.18%
Average daily balance	$733,559	$656,365
Average rate	.19%	.19%
Maximum amount outstanding at any month end	$1,235,900	$1,307,875
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$6,661	$6,780
Rate on balance outstanding at year end	3.51%	3.51%
Average daily balance	$6,721	$93
Average rate	3.51%	3.51%
Maximum amount outstanding at any month end	$6,780	$6,780
(1)
The amortization of the long-term advances is approximately $144 per year for each of the next five years and the final maturity date is January 3, 2028.

Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Deferrable Interest Debentures
Junior Subordinated Deferrable Interest Debentures

(10) Junior Subordinated Deferrable Interest Debentures

        The Company has formed eight statutory business trusts under the laws of the State of Delaware, for the purpose of issuing trust preferred securities. The eight statutory business trusts formed by the Company (the "Trusts") have each issued Capital and Common Securities and invested the proceeds thereof in an equivalent amount of junior subordinated debentures (the "Debentures") issued by the Company. As of December 31, 2011 and December 31, 2010, the principal amount of debentures outstanding totaled $190,726,000 and $201,117,000, respectively. As a result of the participation in the TARP Capital Purchase Program, the Company was not permitted, without the consent of the Treasury Department, to redeem any of the Debentures. This restriction ceased to exist on December 23, 2011. On March 14, 2011, upon the request of the Company, the Treasury consented to the repurchase by the Company of the $10.4 million in trust preferred securities of Trust I, as well as related costs for a total payment of approximately $11 million, provided that the aggregate amount of the Company's (i) semi-annual cash dividend, (ii) common stock repurchases and (iii) trust preferred securities redemptions for a given semi-annual period would not exceed the originally permitted semi-annual cash dividend aggregate amount of $.33 per share. One half of the Trust I securities were redeemed on June 8, 2011 and the remaining one half of the Trust I securities were redeemed on July 1, 2011.

        The Debentures are subordinated and junior in right of payment to all present and future senior indebtedness (as defined in the respective indentures) of the Company, and are pari passu with one another. The interest rate payable on, and the payment terms of the Debentures are the same as the distribution rate and payment terms of the respective issues of Capital and Common Securities issued by the Trusts. The Company has fully and unconditionally guaranteed the obligations of each of the Trusts with respect to the Capital and Common Securities. The Company has the right, unless an Event of Default (as defined in the Indentures) has occurred and is continuing, to defer payment of interest on the Debentures for up to twenty consecutive quarterly periods on Trusts VI, VII, VIII, IX, X, XI and XII. If interest payments on any of the Debentures are deferred, distributions on both the Capital and Common Securities related to that Debenture would also be deferred. The redemption prior to maturity of any of the Debentures may require the prior approval of the Federal Reserve and/or other regulatory bodies.

        For financial reporting purposes, the Trusts are treated as investments of the Company and not consolidated in the consolidated financial statements. Although the Capital Securities issued by each of the Trusts are not included as a component of shareholders' equity on the consolidated statement of condition, the Capital Securities are treated as capital for regulatory purposes. Specifically, under applicable regulatory guidelines, the Capital Securities issued by the Trusts qualify as Tier 1 capital up to a maximum of 25% of Tier 1 capital on an aggregate basis. Any amount that exceeds the 25% threshold would qualify as Tier 2 capital. At December 31, 2011 and 2010, the total $190,726,000 and $201,117,000, respectively, of the Capital Securities outstanding qualified as Tier 1 capital.

        The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2011:

	Junior Subordinated Deferrable Interest Debentures	Repricing Frequency	Interest Rate	Interest Rate Index(1)	Maturity Date	Optional Redemption Date
	(in thousands)
Trust VI	$25,774	Quarterly	3.91%	LIBOR + 3.45	November 2032	May 2012
Trust VII	10,310	Quarterly	3.68	LIBOR + 3.25	April 2033	April 2012
Trust VIII	25,774	Quarterly	3.45	LIBOR + 3.05	October 2033	April 2012
Trust IX	41,238	Quarterly	1.99	LIBOR + 1.62	October 2036	April 2012
Trust X	34,021	Fixed	6.66	Fixed	February 2037	May 2012
Trust XI	32,990	Fixed	6.82	Fixed	July 2037	July 2012
Trust XII	20,619	Fixed	6.85	Fixed	September 2037	September 2012

	$190,726

(1)
Trust X, XI and XII accrue interest at a fixed rate for the first five years, then floating at LIBOR + 1.65%, 1.62% and 1.45% thereafter, respectively.

Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2011
Earnings per Share ("EPS")
Earnings per Share ("EPS")

(11) Earnings per Share ("EPS")

        Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The calculation of the basic EPS and the diluted EPS for the years ended December 31, 2011, 2010, and 2009 is set forth in the following table:

	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
	(Dollars in Thousands, Except Per Share Amounts)
December 31, 2011:
Basic EPS
Net income available to common shareholders	$113,869	67,506,554	$1.69
Potential dilutive common shares	—	62,914

Diluted EPS	$113,869	67,569,468	$1.69

December 31, 2010:
Basic EPS
Net income available to common shareholders	$116,897	67,921,353	$1.72
Potential dilutive common shares	—	83,088

Diluted EPS	$116,897	68,004,441	$1.72

December 31, 2009:
Basic EPS
Net income	$129,758	68,373,732	$1.90
Potential dilutive common shares	—	20,892

Diluted EPS	$129,758	68,394,624	$1.90

Employees' Profit Sharing Plan	12 Months Ended
Dec. 31, 2011
Employees' Profit Sharing Plan
Employees' Profit Sharing Plan

(12) Employees' Profit Sharing Plan

        The Company has a deferred profit sharing plan for full-time employees with a minimum of one year of continuous employment. The Company's annual contribution to the plan is based on a percentage, as determined by the Board of Directors, of income before income taxes, as defined, for the year. Allocation of the contribution among officers and employees' accounts is based on length of service and amount of salary earned. Profit sharing costs of $3,900,000, $4,095,000 and $4,366,000 were charged to income for the years ended December 31, 2011, 2010, and 2009, respectively.

International Operations	12 Months Ended
Dec. 31, 2011
International Operations
International Operations

(13) International Operations

        The Company provides international banking services for its customers through its bank subsidiaries. Neither the Company nor its bank subsidiaries have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

        Because the resources employed by the Company are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

        A summary of assets attributable to international operations at December 31, 2011 and 2010 are as follows:

	2011	2010
	(Dollars in Thousands)
Loans:
Commercial	$185,287	$195,208
Others	44,718	50,417

	230,005	245,625
Less allowance for probable loan losses	(1,359)	(437)

Net loans	$228,646	$245,188

Accrued interest receivable	$1,064	$1,331

        At December 31, 2011, the Company had $132,567,000 in outstanding standby and commercial letters of credit to facilitate trade activities. The letters of credit are issued primarily in conjunction with credit facilities, which are available to various Mexican banks doing business with the Company.

        Revenues directly attributable to international operations were $9,870,000, $11,423,000 and $13,681,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

(14) Income Taxes

        The Company files a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2011	2010	2009
	(Dollars in Thousands)
Current
U.S.	$61,279	$70,338	$77,653
State	5,083	4,129	3,340
Foreign	15	22	30

Total current taxes	66,377	74,489	81,023
Deferred
U.S.	(2,296)	(3,394)	(8,513)
State	(3)	(138)	5,478

Total deferred taxes	(2,299)	(3,532)	(3,035)

Total income taxes	$64,078	$70,957	$77,988

        Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 35% for 2011, 2010 and 2009 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2011	2010	2009
	(Dollars in Thousands)
Computed expected tax expense	$66,941	$70,355	$77,293
Change in taxes resulting from:
Tax-exempt interest income	(3,682)	(2,813)	(1,937)
State tax, net of federal income taxes and tax credit	3,302	2,594	5,722
Tax refunds	—	(2,143)	—
Litigation expense	—	5,375	—
Other investment income	(3,083)	(3,172)	(3,526)
Other	600	761	436

Actual tax expense	$64,078	$70,957	$77,988

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are reflected below:

	2011	2010
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$34,035	$34,086
Other real estate owned	3,774	323
Impairment charges on available-for-sale securities	3,288	2,946
Accrued expenses	514	304
Other	5,189	6,065

Total deferred tax assets	46,800	43,724

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(23,313)	(24,272)
Net unrealized gains on available for sale investment securities	(47,252)	(15,833)
Identified intangible assets and goodwill	(18,430)	(18,383)
Other	(9,439)	(7,750)

Total deferred tax liabilities	(98,434)	(66,238)

Net deferred tax liability	$(51,634)	$(22,514)

        The net deferred tax liability of $51,634,000 at December 31, 2011 and $22,514,000 at December 31, 2010 is included in other liabilities in the consolidated statements of condition.

Stock Options	12 Months Ended
Dec. 31, 2011
Stock Options
Stock Options

(15) Stock Options

        On April 1, 2005, the Board of Directors adopted the 2005 International Bancshares Corporation Stock Option Plan (the "2005 Plan"). Effective May 19, 2008, the 2005 Plan was amended to increase the number of shares available for stock option grants under the 2005 Plan by 300,000 shares. The 2005 Plan replaced the 1996 International Bancshares Corporation Key Contributor Stock Option Plan (the "1996 Plan"). Under the 2005 Plan, both qualified incentive stock options ("ISOs") and non-qualified stock options ("NQSOs") may be granted. Options granted may be exercisable for a period of up to 10 years from the date of grant, excluding ISOs granted to 10% shareholders, which may be exercisable for a period of up to only five years. As of December 31, 2011, 14,161 shares were available for future grants under the 2005 Plan.

        The fair value of each option award granted under the plan is estimated on the date of grant using a Black-Scholes-Merton option valuation model that uses the assumptions noted in the following table. Expected volatility is based on the historical volatility of the price of the Company's stock. The Company uses historical data to estimate the expected dividend yield and employee termination rates within the valuation model. The expected term of options is derived from historical exercise behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. No options were granted for the year ended December 31, 2010.

	2011	2009
Expected Life (Years)	6.13	6.13
Dividend yield	2.58%	2.99%
Interest rate	1.39%	2.12%
Volatility	49.21%	41.81%

        A summary of option activity under the stock option plans for the twelve months ended December 31, 2011 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Options outstanding at December 31, 2010	764,982	$20.65
Plus: Options granted	228,750	14.75
Less:
Options exercised	7,185	17.86
Options expired	81,218	19.93
Options forfeited	60,608	21.80

Options outstanding at December 31, 2011	844,721	$19.08	4.54	$2,445,000

Options fully vested and exercisable at December 31, 2011	374,352	$24.87	2.33	$244,000

        Stock-based compensation expense included in the consolidated statements of income for the twelve months ended December 31, 2011, 2010 and 2009 was approximately $387,000, $534,000 and $655,000, respectively. As of December 31, 2011, there was approximately $1,313,000 of total unrecognized stock-based compensation cost related to non-vested options granted under the Company plans that will be recognized over a weighted average period of 1.95 years.

        A summary of the status of the Company's non-vested options as of December 31, 2011, and changes during the twelve months ended December 31, 2011, is presented below:

Non-vested Options	Options	Weighted average grant-date fair value ($)
Non-vested options at December 31, 2010	377,544	$4.48
Granted	228,750	5.51
Vested	(113,582)	5.82
Forfeited	(22,343)	4.06

Non-vested options at December 31, 2011	470,369	$4.68

        Other information pertaining to option activity during the twelve month period ending December 31, 2011, 2010 and 2009 is as follows:

	Twelve Months Ended December 31,
	2011	2010	2009
Weighted average grant date fair value of stock options granted	$5.51	$—	$3.31
Total fair value of stock options vested	$661,000	$551,000	$522,000
Total intrinsic value of stock options exercised	$27,000	$2,000	$581,000

Long Term Restricted Stock Units	12 Months Ended
Dec. 31, 2011
Long Term Restricted Stock Units.
Long Term Restricted Stock Units

(16) Long Term Restricted Stock Units

        As a participant in the Troubled Asset Relief Program Capital Purchase Program (the "CPP"), the Company must comply with the Interim Final Rule on TARP Standards for Compensation and Corporate Governance issued in June 2009 by the Treasury, which implements the provisions of Section 111 of the Emergency Economic Stabilization Act of 2008, as amended by the American Recovery and Reinvestment Act of 2009. Pursuant to these provisions, the Company is subject to certain compensation restrictions, which include a prohibition on the payment or accrual of any bonuses (including equity-based incentive compensation) to certain officers and employees except for awards of CPP-compliant long-term restricted stock and stock units.

        On December 18, 2009, the Company's board of directors (the "Board") adopted the 2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan (the "Plan") to give the Company additional flexibility in the compensation of its officers, employees, consultants and advisors in compliance with all applicable laws and restrictions.

        The Plan authorizes the Company to issue Restricted Stock Units ("RSUs") to officers, employees, consultants and advisors of the Company and its subsidiaries. The Plan provides that RSUs shall be issued by a committee of the Board appointed by the Board from time to time consisting of at least two (2) members of the Board, each of whom is both a non-employee director and an outside director. On December 18, 2009, the Board adopted resolutions creating the Long-Term Restricted Stock Unit Plan Committee to administer the Plan. RSUs issued under the Plan are not equity and are payable only in cash. The Plan provides for both the issuance of CPP-compliant long-term RSUs as well as RSUs that are not CPP-compliant.

        Dennis E. Nixon, the Company's President, Chairman of the Board and a director of the Company, received an award of CPP-compliant RSUs, granted as of December 16, 2011, in the amount of $400,000 for his performance in 2011. Mr. Nixon was also awarded CPP-compliant RSU's granted as of December 15, 2010 and December 18, 2009 of $400,000 and $250,000 for his performance in 2010 and 2009, respectively. In order to meet the requirements of a CPP-compliant RSU, Mr. Nixon's RSUs do not exceed one-third of his total annual compensation.

Commitments, Contingent Liabilities and Other Matters	12 Months Ended
Dec. 31, 2011
Commitments, Contingent Liabilities and Other Matters
Commitments, Contingent Liabilities and Other Matters

(17) Commitments, Contingent Liabilities and Other Matters

        The Company leases portions of its banking premises and equipment under operating leases. Total rental expense for the years ended December 31, 2011, 2010 and 2009 were $12,200,000, $12,800,000 and $12,600,000, respectively. Future minimum lease payments due under non-cancellable operating leases at December 31, 2011 were as follows:

Fiscal year ending:	Total
(in thousands)
2012	$6,670
2013	5,135
2014	3,962
2015	2,800
2016	2,164
Thereafter	2,741

Total	$23,472

        It is expected that certain leases will be renewed, as these leases expire. Aggregate future minimum rentals to be received under non-cancellable sub-leases greater than one year at December 31, 2011 were $47,100,000.

        Cash of approximately $73,325,000 and $67,745,000 at December 31, 2011 and 2010, respectively, was maintained to satisfy regulatory reserve requirements.

        The Company is involved in various legal proceedings that are in various stages of litigation. Some of these actions allege "lender liability" claims on a variety of theories and claim substantial actual and punitive damages. The Company has determined, based on discussions with its counsel that any material loss in such actions, individually or in the aggregate, is remote or the damages sought, even if fully recovered, would not be considered material to the consolidated financial position or results of operations of the Company. However, many of these matters are in various stages of proceedings and further developments could cause management to revise its assessment of these matters.

        The Company is involved in a dispute related to certain tax matters that were inherited by the Company in its 2004 acquisition of Local Financial Corporation ("LFIN"). The dispute involves claims by the former controlling shareholders of LFIN related to approximately $14 million of tax refunds received by the Company based on deductions taken in 2003 by LFIN in connection with losses on loans acquired from a failed thrift and a dispute LFIN had with the FDIC regarding the tax benefits related to the failed thrift acquisition which originated in 1988. On March 5, 2010, judgment was entered on a jury verdict rendered against the Company in the U.S. District Court for the Western District of Oklahoma (the "Court"). Other than the tax refunds that are in dispute, the Company does not have any other disputes regarding tax refunds received by the Company in connection with the LFIN acquisition. An amended judgment was entered in the case on November 19, 2010, in the amount of approximately $24.25 million and was final and appealable. During December 2010, the Company deposited $24.4 million with the Court in lieu of a supersedeas bond and the Company appealed the judgment. On January 5, 2012, the Court affirmed the judgment rendered on November 19, 2010. The Company has filed a petition for rehearing.

        In October 2010, the Company was named as a defendant in two purported class-action lawsuits, including one filed in the United States District Court for the Southern District of Texas and one filed in the United States District Court for the Southern District of Florida where similar lawsuits against a number of other banks are currently pending in a multi-district proceeding known as "In re Checking Account Overdraft Litigation." The Texas lawsuit was dismissed without prejudice on January 12, 2011, when the parties stipulated to arbitrate the matter. The Florida lawsuit was dismissed without prejudice on September 30, 2011, when the parties settled the matter. The amount expensed by the Company in connection with the settlement of the lawsuit was not significant. The settlement amount of the Florida lawsuit resolved all pending cases against the Company connected with overdraft fees or posting order, and no other substantively similar litigation against the Company or any of its subsidiary banks is known to exist.

        On September 22, 2011, the Company announced the approval of a restructuring plan that resulted in the closing of fifty five (55) in store branches by December 31, 2011. The branch closures were a result of reduced levels of revenue resulting from regulatory changes related to interchange fee income. The branches were closed in order to align IBC's expenses with the reduced levels of revenue, protecting the Company's financial strength while preserving IBC's free products program. This restructuring plan resulted in combined charges to the Company of $5.36 million, before tax, which were recognized in the fourth quarter. The charges are included in "Depreciation of bank premises and equipment" and "Other" in the consolidated statement of income in the Company's consolidated financial statements.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with Related Parties

(18) Transactions with Related Parties

        In the ordinary course of business, the subsidiaries of the Company make loans to directors and executive officers of the Corporation, including their affiliates, families and companies in which they are principal owners. In the opinion of management, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than normal risk of collectability or present other unfavorable features. The aggregate amounts receivable from such related parties amounted to approximately $51,469,000 and $53,052,000 at December 31, 2011 and 2010, respectively.

Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk

(19) Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk

        In the normal course of business, the bank subsidiaries are party to financial instruments with off-statement of condition risk to meet the financing needs of their customers. These financial instruments include commitments to their customers. These financial instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated statement of condition. The contract amounts of these instruments reflect the extent of involvement the bank subsidiaries have in particular classes of financial instruments. At December 31, 2011, the following financial amounts of instruments, whose contract amounts represent credit risks, were outstanding:

Commitments to extend credit	$1,042,237,000
Credit card lines	60,895,000
Standby letters of credit	112,343,000
Commercial letters of credit	20,224,000

        The Company enters into a standby letter of credit to guarantee performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements. The credit risk involved is represented by the contractual amounts of those instruments. Under the standby letters of credit, the Company is required to make payments to the beneficiary of the letters of credit upon request by the beneficiary so long as all performance criteria have been met. At December 31, 2011, the maximum potential amount of future payments is $112,343,000. At December 31, 2011, the fair value of these guarantees is not significant. Unsecured letters of credit totaled $27,991,000 and $29,160,000 at December 31, 2011 and 2010, respectively.

        The Company enters into commercial letters of credit on behalf of its customers which authorize a third party to draw drafts on the Company up to a stipulated amount and with specific terms and conditions. A commercial letter of credit is a conditional commitment on the part of the Company to provide payment on drafts drawn in accordance with the terms of the commercial letter of credit.

        The bank subsidiaries' exposure to credit loss in the event of nonperformance by the other party to the above financial instruments is represented by the contractual amounts of the instruments. The bank subsidiaries use the same credit policies in making commitments and conditional obligations as they do for on-statement of condition instruments. The bank subsidiaries control the credit risk of these transactions through credit approvals, limits and monitoring procedures. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates normally less than one year or other termination clauses and may require the payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The bank subsidiaries evaluate each customer's credit-worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the subsidiary banks upon extension of credit, is based on management's credit evaluation of the customer. Collateral held varies, but may include residential and commercial real estate, bank certificates of deposit, accounts receivable and inventory.

        The bank subsidiaries make commercial, real estate and consumer loans to customers principally located in South, Central and Southeast Texas and the State of Oklahoma. Although the loan portfolio is diversified, a substantial portion of its debtors' ability to honor their contracts is dependent upon the economic conditions in these areas, especially in the real estate and commercial business sectors.

Capital Requirements	12 Months Ended
Dec. 31, 2011
Capital Requirements
Capital Requirements

(20) Capital Requirements

        On December 23, 2008, as part of the Troubled Asset Relief Program Capital Purchase Program (the "TARP Capital Purchase Program") of the United States Department of the Treasury ("Treasury"), the Company entered into a Letter Agreement incorporating an attached Securities Purchase Agreement-Standard Terms (collectively, the "Securities Purchase Agreement") with the Treasury. The closing of the transactions contemplated in the Securities Purchase Agreement occurred on December 23, 2008.

        Under the Securities Purchase Agreement, the Company agreed to sell 216,000 shares of the Company's fixed-rate cumulative perpetual preferred stock, Series A, par value $.01 per share (the "Senior Preferred Stock"), having a liquidation preference of $1,000 per share, for a total price of $216,000,000. The Senior Preferred Stock will pay dividends at the rate of 5% per year for the first five years and 9% per year thereafter. The Senior Preferred Stock has no maturity date and ranks senior to the Company's common stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company. The Senior Preferred Stock generally is non-voting except for class voting rights on matters that would adversely affect the rights of the holders of the Senior Preferred Stock. The Senior Preferred Stock qualifies for inclusion in Tier 1 capital for regulatory capital purposes and the issuance of the Senior Preferred Stock increased the capital ratios of the Company.

        In conjunction with the purchase of the Senior Preferred Stock, the Treasury received a warrant (the "Warrant") to purchase 1,326,238 shares of the Company's common stock (the "Warrant Shares") at $24.43 per share, which would represent an aggregate common stock investment in the Company on exercise of the warrant in full equal to 15% of the Senior Preferred Stock investment. The term of the Warrant is ten years. The per share exercise price and the number of shares issuable upon exercise of the Warrant is subject to adjustment pursuant to customary anti-dilutive provisions in certain events, such as stock splits, certain distributions of securities or other assets to holders of the Company's common stock, and upon certain issuances of the Company's common stock at or below specified prices relative to the initial per share exercise price of the Warrant. The Warrant is immediately exercisable. Both the Senior Preferred Stock and Warrant are accounted for as components of Tier 1 capital.

        Bank regulatory agencies limit the amount of dividends, which the bank subsidiaries can pay the Corporation, through IBC Subsidiary Corporation, without obtaining prior approval from such agencies. At December 31, 2011, the subsidiary banks could pay dividends of up to $585,000,000 to the Corporation without prior regulatory approval and without adversely affecting their "well capitalized" status. In addition to legal requirements, regulatory authorities also consider the adequacy of the bank subsidiaries' total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. The Company historically has not allowed any subsidiary bank to pay dividends in such a manner as to impair its capital adequacy.

        The Company and the bank subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-statement of condition items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

        Additionally, as a result of the Company's participation in the TARP Capital Purchase Program, the Company was restricted in the payment of dividends and was not allowed, without Treasury Department's consent, to declare or pay any dividend on the Company Common Stock other than a regular semi-annual dividend of not more than $.33 per share, as adjusted for any stock dividend or stock split. Also, all accrued and unpaid dividends on the Senior Preferred Stock would have to be fully paid before the Company paid any dividends on its Common Stock. On April 7, 2009, the Company gained consent from the Treasury Department (the "Treasury Consent") to use the regular semi-annual cash dividend funds of not more than $.33 per share, as adjusted for any stock dividend or stock split, to pay quarterly dividends and to repurchase common stock. The restriction ceased to exist on December 23, 2011.

        A company that participates in the TARP Capital Purchase Program must adopt certain standards for executive compensation under the Emergency Economic Stabilization Act of 2008 (EESA) and the American Recovery and Reinvestment Act of 2009 (the "ARRA") which was signed into law on February 17, 2009. While the U.S. Treasury must promulgate regulations to implement the executive compensation restrictions and standards set forth in the ARRA, the new law significantly expands the executive compensation restrictions previously imposed by the EESA. Such restrictions apply to any entity that has received or will receive funds under the TARP Capital Purchase Program, and shall generally continue to apply for as long as any obligation arising from securities issued under TARP, including preferred stock issued under the Capital Purchase Program, remain outstanding. These ARRA restrictions shall not apply to any TARP Capital Purchase Program recipient during such time when the federal government (i) only holds any warrants to purchase common stock of such recipient or (ii) holds no preferred stock or warrants to purchase common stock of such recipient. As a result of the Company's participation in the TARP Capital Purchase Program, the restrictions and standards set forth in the ARRA shall be applicable to the Company, subject to regulations promulgated by the U.S. Treasury.

        Pursuant to the provisions of the ARRA, the Company may be permitted to repay the $216 million it received under the TARP Capital Purchase Program, without regard to certain repayment restrictions in the Securities Purchase Agreement, which restricted the Company's ability to redeem the Senior Preferred Stock during the first three years following the date of investment. The redemption of the Senior Preferred Stock is subject to the consent of the Federal Reserve Bank of Dallas, which is the Company's primary Federal banking regulator. To date, the Company has not redeemed any of the Senior Preferred Stock.

        Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2011, that the Company and each of the bank subsidiaries met all capital adequacy requirements to which they are subject.

        As of December 31, 2011, the most recent notification from the Federal Deposit Insurance Corporation categorized all the bank subsidiaries as well capitalized under the regulatory framework for prompt corrective action. To be categorized as "well capitalized," the Company and the bank subsidiaries must maintain minimum Total risk-based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the categorization of the Company or any of the bank subsidiaries as well capitalized.

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2011 are presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,485,833	23.99%	$495,483	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,026,163	19.64	417,943	8.00	$522,429	10.00%
International Bank of Commerce, Brownsville	123,780	25.77	38,423	8.00	48,029	10.00
International Bank of Commerce, Zapata	58,295	36.58	12,750	8.00	15,937	10.00
Commerce Bank	65,697	37.60	13,976	8.00	17,470	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,407,989	22.73%	$247,742	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	18.45	208,972	4.00	$313,458	6.00%
International Bank of Commerce, Brownsville	117,707	24.51	19,212	4.00	28,817	6.00
International Bank of Commerce, Zapata	56,336	35.35	6,375	4.00	9,562	6.00
Commerce Bank	63,462	36.33	6,988	4.00	10,482	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,407,989	12.74%	$441,975	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	10.65	362,263	4.00	$452,829	5.00%
International Bank of Commerce, Brownsville	117,707	13.52	34,835	4.00	43,544	5.00
International Bank of Commerce, Zapata	56,336	12.21	18,463	4.00	23,079	5.00
Commerce Bank	63,462	11.94	21,262	4.00	26,578	5.00

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2010 are also presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2010:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,413,299	20.72%	$545,668	8.00%	N/A	N/A
International Bank of Commerce, Laredo	957,234	16.39	467,249	8.00	$584,061	10.00%
International Bank of Commerce, Brownsville	112,888	25.60	35,283	8.00	44,103	10.00
International Bank of Commerce, Zapata	54,072	30.96	13,971	8.00	17,463	10.00
Commerce Bank	62,129	31.67	15,692	8.00	19,615	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,327,889	19.47%	$272,834	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	15.23	233,624	4.00	$350,437	6.00%
International Bank of Commerce, Brownsville	107,340	24.34	17,641	4.00	26,462	6.00
International Bank of Commerce, Zapata	51,869	29.70	6,985	4.00	10,478	6.00
Commerce Bank	59,752	30.46	7,846	4.00	11,769	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,327,889	11.58%	$458,500	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	9.29	382,886	4.00	$478,608	5.00%
International Bank of Commerce, Brownsville	107,340	12.78	33,586	4.00	41,983	5.00
International Bank of Commerce, Zapata	51,869	10.90	19,035	4.00	23,793	5.00
Commerce Bank	59,752	11.33	21,095	4.00	26,369	5.00

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value
Fair Value

(21) Fair Value

        Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820") defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 applies to all financial instruments that are being measured and reported on a fair value basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; it also establishes a fair value hierarchy that prioritizes the inputs used in valuation methodologies into the following three levels:

  •
  Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities.

  •
  Level 2 Inputs—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3 Inputs—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or other valuation techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

        A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy is set forth below.

        The following table represents assets and liabilities reported on the consolidated statements of condition at their fair value as of December 31, 2011 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Residential mortgage-backed securities
Available-for-sale	$4,969,263	$—	$4,929,658	$39,605
States and political subdivisions
Available-for-sale	224,761	—	224,761	—
Other
Available-for-sale	19,891	19,891	—	—

        The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value as of December 31, 2010 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
U.S. Treasury securities
Available-for-sale	$1,327	$—	$1,327	$—
Residential mortgage-backed securities
Available-for-sale	4,924,468	—	4,878,440	46,028
States and political subdivisions
Available-for-sale	145,997	—	145,997	—
Other
Available-for-sale	14,665	14,665	—	—

        Investment securities available-for-sale are classified within level 2 and level 3 of the valuation hierarchy, with the exception of certain equity investments that are classified within level 1. For investments classified as level 2 in the fair value hierarchy, the Company obtains fair value measurements for investment securities from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. Investment securities classified as level 3 are non-agency mortgage-backed securities. The non-agency mortgage-backed securities held by the Company are traded in in-active markets and markets that have experienced significant decreases in volume and level of activity, as exhibited by few recent transactions, a significant decline or absence of new issuances, price quotations that are not based on comparable securities transactions and wide bid-ask spreads, among other factors. As a result of the inability to use quoted market prices to determine fair value for these securities, the Company determined that fair value, as determined by level 3 inputs in the fair value hierarchy, is more appropriate for financial reporting and more consistent with the expected performance of the investments. For the investments classified within level 3 of the fair value hierarchy, the Company used a discounted cash flow model to determine fair value. Inputs in the model included both historical performance and expected future performance based on information currently available. Assumptions used in the discounted cash flow model for the years ended December 31, 2011 and 2010, included estimates on future principal prepayment rates, default and loss severity rates. The Company estimates that future principal prepayment rates will range from 4 - 5% and used a 13% discount rate. Default rates used in the model were 10 - 11% for the first year and 7% thereafter, and loss severity rates started at 60% for the first year and are decreased by 10% for the following three years, and remains at 20% thereafter.

        The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2010	$46,028
Principal paydowns	(5,420)
Total unrealized gains (losses) included in:
Other comprehensive income	(26)
Net income	(977)

Balance at December 31, 2011	$39,605

        Certain assets and liabilities are measured at fair value on a nonrecurring basis. They are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

        The following table represents assets measured at fair value on a non-recurring basis as of and for the period ended December 31, 2011 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$81,723	$—	$—	$81,723	$15,457
Other real estate owned	34,631	—	—	34,631	9,509

        The following table represents assets measured at fair value on a non-recurring basis as of and for the year ended December 31, 2010 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$24,034	$—	$—	$24,034	$(114)
Other real estate owned	4,304	—	—	4,304	719

        The Company's assets measured at fair value on a non-recurring basis are limited to impaired loans and other real estate owned. Impaired loans are classified within level 3 of the valuation hierarchy. The fair value of impaired loans is derived in accordance with FASB ASC Topic 310, "Receivables". The fair value of impaired loans is based on the fair value of the collateral, as determined through an external appraisal process, discounted based on internal criteria. Impaired loans are primarily comprised of collateral-dependent commercial loans. Impaired loans are remeasured and reported at fair value through a specific valuation allowance allocation of the allowance for probable loan losses based upon the fair value of the underlying collateral.

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate owned is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal) within level 3 of the fair value hierarchy. Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for probable loan losses, if necessary. The fair value is reviewed periodically and subsequent write downs are made accordingly. Other real estate owned is included in other assets on the consolidated financial statements. For the years ended December 31, 2011 and December 31, 2010, the Company recorded $1,100,000 and $22,790,000 in charges to the allowance for probable loan losses in connection with other real estate owned. For the years ended December 31, 2011 and December 31, 2010, the Company recorded $9,509,000 and $719,000 in write downs in fair value in connection with other real estate owned.

        The fair value estimates, methods, and assumptions for the Company's financial instruments at December 31, 2011 and December 31, 2010 are outlined below.

Cash and Due From Banks

        For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment securities held-to-maturity

        The carrying amounts of investments held-to-maturity approximate fair value.

Investment Securities

        For investment securities, which include U. S. Treasury securities, obligations of other U. S. government agencies, obligations of states and political subdivisions and mortgage pass through and related securities, fair values are from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. See disclosures of fair value of investment securities in Note 2.

Loans

        Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, real estate and consumer loans as outlined by regulatory reporting guidelines. Each category is segmented into fixed and variable interest rate terms and by performing and non-performing categories.

        For variable rate performing loans, the carrying amount approximates the fair value. For fixed rate performing loans, except residential mortgage loans, the fair value is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan. For performing residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusted for prepayment estimates using discount rates based on secondary market sources or the primary origination market. At December 31, 2011, and December 31, 2010, the carrying amount of fixed rate performing loans was $1,273,989,000 and $1,337,827,000, respectively, and the estimated fair value was $1,200,837,000 and $1,226,413,000, respectively.

Accrued Interest

        The carrying amounts of accrued interest approximate fair value.

Deposits

        The fair value of deposits with no stated maturity, such as non-interest bearing demand deposit accounts, savings accounts and interest bearing demand deposit accounts, was equal to the amount payable on demand as of December 31, 2011 and December 31, 2010. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is based on currently offered rates. At December 31, 2011 and December 31, 2010, the carrying amount of time deposits was $3,311,381,000 and $3,437,640,000, respectively, and the estimated fair value was $3,323,680,000 and $3,449,980,000, respectively.

Securities Sold Under Repurchase Agreements

        Securities sold under repurchase agreements include both short and long-term maturities. Due to the contractual terms of the short-term instruments, the carrying amounts approximated fair value at December 31, 2011 and December 31, 2010. The fair value of the long-term instruments is based on established market spreads. At December 31, 2011 and December 31, 2010, the carrying amount of long-term repurchase agreements was $1,000,000,000 and the estimated fair value was $1,161,849,000 and $1,123,774,000, respectively.

  Junior Subordinated Deferrable Interest Debentures

        The Company currently has fixed and floating rate junior subordinated deferrable interest debentures outstanding. Due to the contractual terms of the floating rate junior subordinated deferrable interest debentures, the carrying amounts approximated fair value at December 31, 2011 and December 31, 2010. The fair value of the fixed rate junior subordinated deferrable interest debentures is based on established market spreads to the debentures. At December 31, 2011 and December 31, 2010, the carrying amount of fixed rate junior subordinated deferrable interest debentures was $87,630,000 and $139,259,000, respectively, and the estimated fair value was $43,403,000 and $74,103,000, respectively.

Other Borrowed Funds

        The company currently has short and long-term borrowings issued from the Federal Home Loan Bank ("FHLB"). Due to the contractual terms of the short-term borrowings, the carrying amounts approximated fair value at December 31, 2011 and December 31, 2010. The fair value of the long-term borrowings is based on established market spreads for similar types of borrowings. At December 31, 2011 and December 31, 2010, the carrying amount of the long-term FHLB borrowings was $6,661,000 and $6,780,000, respectively, and the estimated fair value was $6,998,000 and $6,780,000, respectively.

Commitments to Extend Credit and Letters of Credit

        Commitments to extend credit and fund letters of credit are principally at current interest rates and therefore the carrying amount approximates fair value.

  Limitations

        Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

        Fair value estimates are based on existing on-and off-statement of condition financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include the bank premises and equipment and core deposit value. In addition, the tax ramifications related to the effect of fair value estimates have not been considered in the above estimates.

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition	12 Months Ended
Dec. 31, 2011
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Condition
(Parent Company Only)

December 31, 2011 and 2010
(Dollars in Thousands)

	2011	2010
ASSETS
Cash	$13,668	$24,414
Other investments	70,318	65,485
Notes receivable	495	250
Investment in subsidiaries	1,712,336	1,577,038
Other assets	1,567	3,874

Total assets	$1,798,384	$1,671,061

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$190,726	$201,117
Due to IBC Trading	21	21
Other liabilities	7,472	10,706

Total liabilities	198,219	211,844

Shareholders' equity:
Preferred shares	210,548	208,068
Common shares	95,720	95,711
Surplus	162,767	162,276
Retained earnings	1,302,964	1,214,743
Accumulated other comprehensive income	84,959	28,777

	1,856,958	1,709,575
Less cost of shares in treasury	(256,793)	(250,358)

Total shareholders' equity	1,600,165	1,459,217

Total liabilities and shareholders' equity	$1,798,384	$1,671,061

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2011
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income
(Parent Company Only)

Years ended December 31, 2011, 2010 and 2009
(Dollars in Thousands)

	2011	2010	2009
Income:
Dividends from subsidiaries	$54,800	$51,720	$45,122
Interest income on notes receivable	19	5	6
Interest income on other investments	7,517	10,090	8,191
Other interest income	69	546	914
Other	41	(742)	7,225

Total income	62,446	61,619	61,458
Expenses:
Interest expense (Debentures)	11,073	12,201	12,535
Other	6,543	3,408	1,751

Total expenses	17,616	15,609	14,286

Income before federal income taxes and equity in undistributed net income of subsidiaries	44,830	46,010	47,172
Income tax (benefit) provision	(3,513)	(2,090)	743

Income before equity in undistributed net income of subsidiaries	48,343	48,100	46,429
Equity in undistributed net income of subsidiaries	78,806	81,923	96,313

Net income	127,149	130,023	142,742

Preferred stock dividends and discount accretion	13,280	13,126	12,984

Net income available to common shareholders	$113,869	$116,897	$129,758

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2011
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(24) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows
(Parent Company Only)

Years ended December 31, 2011, 2010 and 2009
(Dollars in Thousands)

	2011	2010	2009
Operating activities:
Net income	$127,149	$130,023	$142,742
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	9	35	35
Investment securities transactions, net	2	1,135	(6,586)
Accretion of investment securities discounts	—	(232)	(325)
Stock compensation expense	387	534	655
(Decrease) increase in other liabilities	(3,234)	4,976	(309)
Equity in undistributed net income of subsidiaries	(78,806)	(81,923)	(96,414)

Net cash provided by operating activities	45,507	54,548	39,798

Investing activities:
Contributions to subsidiaries	—	—	(138,103)
Principal collected on mortgage-backed securities	1,355	3,324	2,791
Net (increase) decrease in notes receivable	(245)	(150)	250
Increase in other assets	(4,193)	(8,311)	(9,215)

Net cash used in investing activities	(3,083)	(5,137)	(144,277)

Financing activities:
Repayment of trust preferred securities	(10,400)	—	—
Proceeds from stock transactions	113	484	2,705
Payments of cash dividends—common	(25,648)	(24,444)	(23,262)
Payments of cash dividends—preferred	(10,800)	(10,800)	(9,660)
Purchase of treasury stock	(6,435)	(6,949)	(9,346)

Net cash used in financing activities	(53,170)	(41,709)	(39,563)

(Decrease) increase in cash	(10,746)	7,702	(144,042)
Cash at beginning of year	24,414	16,712	160,754

Cash at end of year	$13,668	$24,414	$16,712

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Consolidation and Basis of Presentation

        The consolidated financial statements include the accounts of the Corporation and its wholly-owned bank subsidiaries, International Bank of Commerce, Laredo ("IBC"), Commerce Bank, International Bank of Commerce, Zapata, International Bank of Commerce, Brownsville, and the Corporation's wholly-owned non-bank subsidiaries, IBC Subsidiary Corporation, IBC Life Insurance Company, IBC Trading Company, Premier Tierra Holdings, Inc. and IBC Capital Corporation. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Company, through its subsidiaries, is primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile and other installment and term loans. The primary markets of the Company are South, Central, and Southeast Texas and the state of Oklahoma. Each bank subsidiary is very active in facilitating international trade along the United States border with Mexico and elsewhere. Although the Company's loan portfolio is diversified, the ability of the Company's debtors to honor their contracts is primarily dependent upon the economic conditions in the Company's trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. The Company and its bank subsidiaries are subject to the regulations of certain Federal agencies as well as the Texas Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

        The Company owns two insurance-related subsidiaries, IBC Life Insurance Company and IBC Insurance Agency, Inc., a wholly owned subsidiary of IBC, the bank subsidiary. Neither of the insurance-related subsidiaries conducts underwriting activities. The IBC Life Insurance Company is in the business of reinsuring credit life and credit accident and health insurance. The business is assumed from an unaffiliated insurer and the only business written is generated by the bank subsidiaries of the Company. The risk assumed on each of the policies is not significant to the consolidated financial statements.

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near-term relate to the determination of the allowance for probable loan losses.

Subsequent Events

        The Company has evaluated all events or transactions that occurred through the date the Company issued these financial statements. During this period, the Company did not have any material recognizable or non-recognizable subsequent events.

Investment Securities

        The Company classifies debt and equity securities into one of these categories: held-to-maturity, available-for-sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as "held-to-maturity" and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity, but are intended to be held for an indefinite period of time are classified as "available-for-sale" or "trading" and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as "trading", while unrealized holding gains and losses related to those securities classified as "available-for-sale" are excluded from net income and reported net of tax as other comprehensive income and in shareholders' equity as accumulated other comprehensive income until realized. The Company did not maintain any trading securities during the three year period ended December 31, 2011.

        Mortgage-backed securities held at December 31, 2011 and 2010 represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities. Mortgage-backed securities are either issued or guaranteed by the U.S. Government or its agencies including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae") or other non-government entities. Investments in mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U. S. Government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

        Premiums and discounts are amortized using the level yield or "interest method" over the terms of the securities. Declines in the fair value of held-to-maturity and available-for sale-securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other-than-temporary impairment exists, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to hold and the determination of whether the Company will more likely than not be required to sell the security prior to a recovery in fair value. If the Company determines that (1) it intends to sell the security or (2) it is more likely than not that it will be required to sell the security before it's anticipated recovery, the other-than-temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and the Company's amortized cost in the security. If the Company determines that it (1) does not intend to sell the security and (2) it will not be more likely than not required to sell the security before it's anticipated recovery, the other-than-temporary impairment is segregated into its two components (1) the amount of impairment related to credit loss and (2) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Provision and Allowance for Probable Loan Losses

        The allowance for probable loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to operating expense and reduced by net charge-offs. The provision for probable loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for probable loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

        Management believes that the allowance for probable loan losses is adequate. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's bank subsidiaries' allowances for probable loan losses. Such agencies may require the Company's bank subsidiaries to make additions or reductions to their GAAP allowances based on their judgments of information available to them at the time of their examination.

Loans

        Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are amortized over the life of the loan using the interest method. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Impaired Loans

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Non-Accrual Loans

        The non-accrual loan policy of the Company's bank subsidiaries is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un-collectible. As it relates to consumer loans, management charges off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non-consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non-accrual status. This situation generally results when a bank subsidiary has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non-accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non-consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non-accrual status is warranted. Interest income on non-accrual loans is recognized only to the extent payments are received or when, in management's opinion, the debtor's financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Real estate acquired by foreclosure and deeds in lieu of foreclosure are initially recorded at fair value less estimated selling costs (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for loan probable losses, if necessary. Any subsequent write-downs are charged against other non-interest expense. Other real estate owned totaled $86,626,000 and $87,192,000 at December 31, 2011 and 2010, respectively. Other real estate owned is included in other assets.

Bank Premises and Equipment

        Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized.

Other Investments

        Other investments include equity investments in non-financial companies, bank owned life insurance, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Income Taxes

        Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The Company files a consolidated federal income tax return with its subsidiaries.

        Recognition of deferred tax assets is based on management's belief that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

        The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2011 and 2010, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for unrecognized tax benefits at the end of the reporting period. The Company would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non-interest expense. During the years ended December 31, 2011, 2010 and 2009, the Company recognized no interest expense or penalties related to uncertain tax positions.

        The Company files consolidated tax returns in the U.S. Federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2008.

Stock Options

        Compensation expense for stock awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award. The fair value of stock options granted was estimated, using the Black-Sholes-Merton option-pricing model. This model was developed for use in estimating the fair value of publicly traded options that have no vesting restrictions and are fully transferable. Additionally, the model requires the input of highly subjective assumptions. Because the Company's employee stock options have characteristics significantly different from those of publicly traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the Black-Scholes-Merton option-pricing model does not necessarily provide a reliable single measure of the fair value of the Company's stock options.

Net Income Per Share

        Basic Earnings Per Share ("EPS") is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2011, after completing goodwill testing, the Company has determined that no goodwill impairment exists.

        Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. The Company's identified intangible assets relate to core deposits and contract rights. As of December 31, 2011, the Company has determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, the Company reports transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

        The Company accounts for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial-components approach that focuses on control. After a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. The Company has retained mortgage servicing rights in connection with the sale of mortgage loans. Because the Company may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

        The Company operates as one segment. The operating information used by the Company's chief executive officer for purposes of assessing performance and making operating decisions about the Company is the consolidated financial statements presented in this report. The Company has four active operating subsidiaries, namely, the bank subsidiaries, otherwise known as International Bank of Commerce, Laredo, Commerce Bank, International Bank of Commerce, Zapata and International Bank of Commerce, Brownsville.

Comprehensive Income
Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

Advertising
Advertising costs are expensed as incurred.

Reclassifications

        Certain amounts in the prior year's presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or total assets.

        Additionally, subsequent to the filing of the Company's annual report on Form 10-K for the year ended December 31, 2009, the Company identified that cash flows arising from the purchases of available-for-sale securities, not yet settled, had been presented at the end of the prior period in the consolidated statement of cash flows as part of cash flows from operating activities instead of investing activity. The change resulted in a reclassification of $84.8 million for the year ended December 31, 2009 from net cash provided by operating activities to net cash provided by investing activities, which did not alter the net change in cash and cash equivalents reported. The impact of this reclassification is not considered material to the financial statements previously presented on the Form 10-K for the year ended December 31, 2009.

Allowance for Probable Loan Losses (Policies)	12 Months Ended
Dec. 31, 2011
Allowance for Probable Loan Losses
Allowance for loan loss

        The allowance for probable loan losses primarily consists of the aggregate loan loss allowances of the bank subsidiaries. The allowances are established through charges to operations in the form of provisions for probable loan losses. Loan losses or recoveries are charged or credited directly to the allowances. The allowance for probable loan losses of each bank subsidiary is maintained at a level considered appropriate by management, based on estimated probable losses in the loan portfolio. The allowance for probable loan losses is derived from the following elements: (i) allowances established on specific loans, which are based on a review of the individual characteristics of each loan, including the customer's ability to repay the loan, the underlying collateral values, and the industry the customer operates in, (ii) allowances based on actual historical loss experience for similar types of loans in the Company's loan portfolio, and (iii) allowances based on general economic conditions, changes in the mix of loans, company resources, border risk and credit quality indicators, among other things. All segments of the loan portfolio continue to be impacted by the prolonged economic downturn. Loans secured by real estate could be impacted negatively by the continued economic environment and resulting decrease in collateral values. Consumer loans may be impacted by continued and prolonged unemployment rates.

        The specific loan loss provision is determined using the following methods. On a weekly basis, loan past due reports are reviewed by the servicing loan officer to determine if a loan has any potential problems and if a loan should be placed on the Company's internal classified report. Additionally, the Company's credit department reviews the majority of the Company's loans regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, the Company will determine if a loan should be placed on an internal classified report because of issues related to the analysis of the credit, credit documents, collateral and/or payment history.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities
Amortized cost and estimated fair value by type of investment security

        The amortized cost and estimated fair value by type of investment security at December 31, 2011 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$4,851,747	$128,196	$(10,680)	$4,969,263	$4,969,263
Obligations of states and political subdivisions	211,523	14,449	(1,211)	224,761	224,761
Equity securities	18,825	1,115	(49)	19,891	19,891

Total investment securities	$5,082,095	$143,760	$(11,940)	$5,213,915	$5,213,915

(1)
Included in the carrying value of residential mortgage-backed securities are $3,008,935 of mortgage-backed securities issued by Ginnie Mae, $1,920,723 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $39,605 issued by non-government entities

Amortized cost and fair value of investment securities, by contractual maturity

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated fair value	Amortized Cost	Estimated fair value
	(Dollars in Thousands)
Due in one year or less	$1,125	$1,125	$—	$—
Due after one year through five years	1,325	1,325	636	641
Due after five years through ten years	—	—	4,068	4,149
Due after ten years	—	—	206,819	219,971
Residential mortgage-backed securities	—	—	4,851,747	4,969,263
Equity securities	—	—	18,825	19,891

Total investment securities	$2,450	$2,450	$5,082,095	$5,213,915

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
U.S. Treasury securities	$1,327	$—	$—	$1,327	$1,327
Residential mortgage-backed securities	4,876,573	77,741	(29,846)	4,924,468	4,924,468
Obligations of states and political subdivisions	150,122	636	(4,761)	145,997	145,997
Equity securities	13,825	864	(24)	14,665	14,665

Total investment securities	$5,041,847	$79,241	$(34,631)	$5,086,457	$5,086,457

(1)
Included in the carrying value of residential mortgage-backed securities are $2,326,378 of mortgage-backed securities issued by Ginnie Mae, $2,552,062 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $46,028 issued by non-government entities

Gross unrealized losses on investment securities and the related fair value

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$—	$—	$39,605	$(10,680)	$39,605	$(10,680)
Obligations of states and political subdivisions	9,531	(315)	3,398	(896)	12,929	(1,211)
Equity securities	3,485	(16)	42	(33)	3,527	(49)

	$13,016	$(331)	$43,045	$(11,609)	$56,061	$(11,940)

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2010 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,166,720	$(19,192)	$46,028	$(10,654)	$1,212,748	$(29,846)
Obligations of states and political subdivisions	97,701	(4,666)	355	(95)	98,056	(4,761)
Equity securities	4,988	(12)	63	(12)	5,051	(24)

	$1,269,409	$(23,870)	$46,446	$(10,761)	$1,315,855	$(34,631)

Reconciliation of credit-related impairment charges on available-for-sale investment

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2011(in Thousands):

Balance at December 31, 2010	$8,416
Impairment charges recognized during period	977

Balance at December 31, 2011	$9,393

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2010 (in Thousands):

Balance at December 31, 2009	$—
Impairment charges recognized during period	8,416

Balance at December 31, 2010	$8,416

Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans
Summary of net loans, by loan type

	December 31,
	2011	2010
	(Dollars in thousands)
Commercial, financial and agricultural	$2,560,102	$2,615,878
Real estate—mortgage	895,870	948,982
Real estate—construction	1,273,389	1,473,471
Consumer	94,109	126,047
Foreign	230,005	245,625

Total loans	$5,053,475	$5,410,003

Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2011
Allowance for Probable Loan Losses
Summary of the transactions in the allowance for probable loan losses

	December 31, 2011
	Domestic
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,046	$26,695	$16,340	$53	$10,059	$2,611	$6,241	$437	$84,482
Losses charge to allowance	(16,130)	(1,467)	(1,955)	—	(805)	(1,304)	(1,067)	(171)	(22,899)
Recoveries credited to allowance	4,126	171	296	—	28	300	211	159	5,291

Net losses charged to allowance	(12,004)	(1,296)	(1,659)	—	(777)	(1,004)	(856)	(12)	(17,608)
Provision (credit) charged to operations	16,575	(5,459)	9,546	950	(4,720)	3,153	(3,661)	934	17,318

Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192

	2010	2009
	(Dollars in Thousands)
Balance at December 31,	$95,393	$73,461

Losses charged to allowance	(35,240)	(38,539)
Recoveries credited to allowance	1,517	1,638

Net losses charged to allowance	(33,723)	(36,901)
Provision charged to operations	22,812	58,833

Balance at December 31,	$84,482	$95,393

Loans individually or collectively evaluated for impairment and related allowance, by loan class

	December 31, 2011
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$27,603	$14,402	$746,213	$12,215
Commercial real estate: other construction & land development	60,428	3,073	1,212,961	16,867
Commercial real estate: farmland & commercial	42,231	9,754	1,622,456	14,473
Commercial real estate: multifamily	411	—	121,188	1,003
Residential: first lien	2,290	23	493,432	4,539
Residential: junior lien	1,962	—	398,186	4,760
Consumer	1,334	—	92,775	1,724
Foreign	46	—	229,959	1,359

Total	$136,305	$27,252	$4,917,170	$56,940

	December 31, 2010
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$23,426	$8,138	$807,098	$13,908
Commercial real estate: other construction & land development	77,207	592	1,396,264	26,103
Commercial real estate: farmland & commercial	21,844	3,441	1,666,719	12,899
Commercial real estate: multifamily	473	—	96,318	53
Residential: first lien	2,015	—	531,440	10,059
Residential: junior lien	199	—	415,328	2,611
Consumer	29	—	126,018	6,241
Foreign	7	—	245,618	437

Total	$125,200	$12,171	$5,284,803	$72,311

Loans accounted on non-accrual basis, by loan class

	December 31,
	2011	2010
	(Dollars in Thousands)
Domestic
Commercial	$26,819	$22,614
Commercial real estate: other construction & land development	54,336	77,207
Commercial real estate: farmland & commercial	34,910	5,486
Commercial real estate: multifamily	411	473
Residential: first lien	1,848	2,015
Residential: junior lien	135	199
Consumer	46	29
Foreign	—	7

Total non-accrual loans	$118,505	$108,030

Impaired loans, by loan class

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$24,108	$24,108	$14,402	$24,145	$41
Commercial real estate: other construction & land development	34,417	34,432	3,073	34,709	—
Commercial real estate: farmland & commercial	28,636	28,671	9,754	28,883	817
Residential: first lien	208	208	23	214	—

Total impaired loans with related allowance	$87,369	$87,419	$27,252	$87,951	$858

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$3,495	$3,932	$3,942	$20
Commercial real estate: other construction & land development	26,011	26,112	27,722	128
Commercial real estate: farmland & commercial	13,595	15,394	16,271	102
Commercial real estate: multifamily	411	411	439	—
Residential: first lien	2,082	2,220	2,230	27
Residential: junior lien	1,962	1,970	1,980	118
Consumer	1,334	1,338	1,729	—
Foreign	46	46	46	4

Total impaired loans with no related allowance	$48,936	$51,423	$54,359	$399

	December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$23,062	$23,071	$8,138	$23,096	$42
Commercial real estate: other construction & land development	10,603	10,645	592	10,622	—
Commercial real estate: farmland & commercial	17,841	17,878	3,441	18,475	860

Total impaired loans with related allowance	$51,506	$51,594	$12,171	$52,193	$902

	December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$364	$980	$993	$30
Commercial real estate: other construction & land development	66,604	66,755	68,608	2
Commercial real estate: farmland & commercial	4,003	5,606	5,594	—
Commercial real estate: multifamily	473	473	500	—
Residential: first lien	2,015	2,143	2,297	—
Residential: junior lien	199	226	228	—
Consumer	29	46	49	—
Foreign	7	7	19	—

Total impaired loans with no related allowance	$73,694	$76,236	$78,288	$32

2009
(Dollars in Thousands)
Balance of impaired loans where there is a related allowance for loan loss	$106,780
Balance of impaired loans where there is no related allowance for loan loss	11,494

Total impaired loans	$118,274

Allowance allocated to impaired loans	$30,555

Information regarding the aging of past due loans, by loan class

	December 31, 2011
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$5,180	$1,369	$1,842	$1,490	$8,391	$765,425	$773,816
Commercial real estate: other construction & land development	23,426	4,360	49,887	979	77,673	1,195,716	1,273,389
Commercial real estate: farmland & commercial	9,467	10,269	7,879	1,231	27,615	1,637,072	1,664,687
Commercial real estate: multifamily	450	—	411	—	861	120,738	121,599
Residential: first lien	6,207	2,757	10,295	9,382	19,259	476,463	495,722
Residential: junior lien	1,433	378	368	320	2,179	397,969	400,148
Consumer	1,643	408	912	866	2,963	91,146	94,109
Foreign	666	53	20	20	739	229,266	230,005

Total past due loans	$48,472	$19,594	$71,614	$14,288	$139,680	$4,913,795	$5,053,475

	December 31, 2010
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,734	$861	$23,239	$1,029	$27,834	$802,690	$830,524
Commercial real estate: other construction & land development	2,685	2,896	50,618	11,507	56,199	1,417,272	1,473,471
Commercial real estate: farmland & commercial	3,077	817	6,600	1,585	10,494	1,678,069	1,688,563
Commercial real estate: multifamily	73	185	473	—	731	96,060	96,791
Residential: first lien	4,884	3,436	5,136	3,472	13,456	519,999	533,455
Residential: junior lien	703	272	457	277	1,432	414,095	415,527
Consumer	1,518	587	1,505	1,477	3,610	122,437	126,047
Foreign	196	380	501	501	1,077	244,548	245,625

Total past due loans	$16,870	$9,434	$88,529	$19,848	$114,833	$5,295,170	$5,410,003

Summary of the loan portfolio by credit quality indicator, by loan class

		December 31, 2011
	Pass	Special Review	Watch List—Pass	Watch List—Substandard	Watch List—Impaired
		(Dollars in Thousands)
Domestic
Commercial	$655,154	$5,279	$6,361	$79,419	$27,603
Commercial real estate: other construction & land development	1,058,843	76,722	11,083	66,313	60,428
Commercial real estate: farmland & commercial	1,449,822	83,581	40,510	48,543	42,231
Commercial real estate: multifamily	121,188	—	—	—	411
Residential: first lien	490,924	132	974	1,402	2,290
Residential: junior lien	397,861	—	319	6	1,962
Consumer	92,714	—	41	20	1,334
Foreign	229,898	—	61	—	46

Total	$4,496,404	$165,714	$59,349	$195,703	$136,305

		December 31, 2010
	Pass	Special Review	Watch List—Pass	Watch List—Substandard	Watch List—Impaired
		(Dollars in Thousands)
Domestic
Commercial	$741,006	$14,015	$7,187	$44,890	$23,426
Commercial real estate: other construction & land development	1,100,430	117,058	53,770	125,006	77,207
Commercial real estate: farmland & commercial	1,521,243	42,353	29,936	73,187	21,844
Commercial real estate: multifamily	94,973	1,345	—	—	473
Residential: first lien	526,504	2,237	1,747	952	2,015
Residential: junior lien	415,021	—	—	307	199
Consumer	125,973	3	—	42	29
Foreign	234,979	10,108	—	531	7

Total	$4,760,129	$187,119	$92,640	$244,915	$125,200

Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated useful lives	2011	2010
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$390,875	$388,847
Furniture, equipment and vehicles	1 - 20 years	266,547	268,590
Land		124,694	123,988
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	614	664
Less: accumulated depreciation		(329,680)	(313,139)

Bank premises and equipment, net		$453,050	$468,950

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Schedule of the entity's indentified intangible assets

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2011:
Core deposit premium	$58,675	$47,632	$11,043
Identified intangible (contract rights)	1,742	595	1,147

Total identified intangibles	$60,417	$48,227	$12,190

December 31, 2010:
Core deposit premium	$58,675	$42,583	$16,092
Identified intangible (contract rights)	1,568	351	1,217

Total identified intangibles	$60,243	$42,934	$17,309

Schedule of estimated amortization expense for each of the five succeeding fiscal years and thereafter

Fiscal year ending:	Total
(in thousands)
2012	$4,630
2013	4,611
2014	2,368
2015	429
2016	128
Thereafter	24

Total	$12,190

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits.
Schedule of deposits

	2011	2010
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$1,717,286	$1,459,776
Foreign	209,732	179,300

Total demand non-interest bearing	1,927,018	1,639,076

Savings and interest bearing demand
Domestic	2,221,758	2,058,311
Foreign	485,935	464,531

Total savings and interest bearing demand	2,707,693	2,522,842

Time, certificates of deposit
$100,000 or more
Domestic	1,022,450	1,054,649
Foreign	1,244,018	1,242,524
Less than $100,000
Domestic	664,111	741,399
Foreign	380,802	399,068

Total time, certificates of deposit	3,311,381	3,437,640

Total deposits	$7,946,092	$7,599,558

Schedule of deposits and related interest expense

	2011	2010	2009
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$6,549	$7,771	$9,267
Foreign	1,234	1,612	1,565

Total savings and interest bearing demand	7,783	9,383	10,832

Time, certificates of deposit
$100,000 or more
Domestic	10,299	14,839	18,091
Foreign	11,512	17,084	23,315
Less than $100,000
Domestic	7,468	11,416	15,600
Foreign	2,277	3,628	5,249

Total time, certificates of deposit	31,556	46,967	62,255

Total interest expense on deposits	$39,339	$56,350	$73,087

Scheduled maturities of time deposits

Total
(in thousands)
2012	$2,947,111
2013	254,344
2014	68,881
2015	39,260
2016	1,363
Thereafter	422

Total	$3,311,381

Scheduled maturities of time deposits in amounts of $100,000 or more

Due within 3 months or less	$871,022
Due after 3 months and within 6 months	545,993
Due after 6 months and within 12 months	608,270
Due after 12 months	241,183

$2,266,468

Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2011 term:
Overnight agreements	$377,620	$388,304	$245,026.32%
1 to 29 days	13,772	14,227	10,263	1.13
30 to 90 days	45,512	48,177	30,095	1.12
Over 90 days	1,236,021	1,285,811	1,063,245	3.72

Total	$1,672,925	$1,736,519	$1,348,629	3.02%

December 31, 2010 term:
Overnight agreements	$432,252	$426,112	$311,333.60%
1 to 29 days	26,714	27,177	16,308	1.15
30 to 90 days	44,443	45,438	30,167	1.69
Over 90 days	1,243,634	1,279,248	1,075,462	3.71

Total	$1,747,043	$1,777,975	$1,433,270	2.97%

Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2011
Other Borrowed Funds
Schedule of other borrowed funds

	December 31,
	2011	2010
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$487,500	$1,020,000
Rate on balance outstanding at year end	.18%	.18%
Average daily balance	$733,559	$656,365
Average rate	.19%	.19%
Maximum amount outstanding at any month end	$1,235,900	$1,307,875
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$6,661	$6,780
Rate on balance outstanding at year end	3.51%	3.51%
Average daily balance	$6,721	$93
Average rate	3.51%	3.51%
Maximum amount outstanding at any month end	$6,780	$6,780
(1)
The amortization of the long-term advances is approximately $144 per year for each of the next five years and the final maturity date is January 3, 2028.

Junior Subordinated Interest Deferrable Debentures (Tables)	12 Months Ended
Dec. 31, 2011
Junior Subordinated Deferrable Interest Debentures
Junior subordinated deferrable interest debentures, major types of business trusts

	Junior Subordinated Deferrable Interest Debentures	Repricing Frequency	Interest Rate	Interest Rate Index(1)	Maturity Date	Optional Redemption Date
	(in thousands)
Trust VI	$25,774	Quarterly	3.91%	LIBOR + 3.45	November 2032	May 2012
Trust VII	10,310	Quarterly	3.68	LIBOR + 3.25	April 2033	April 2012
Trust VIII	25,774	Quarterly	3.45	LIBOR + 3.05	October 2033	April 2012
Trust IX	41,238	Quarterly	1.99	LIBOR + 1.62	October 2036	April 2012
Trust X	34,021	Fixed	6.66	Fixed	February 2037	May 2012
Trust XI	32,990	Fixed	6.82	Fixed	July 2037	July 2012
Trust XII	20,619	Fixed	6.85	Fixed	September 2037	September 2012

	$190,726

(1)
Trust X, XI and XII accrue interest at a fixed rate for the first five years, then floating at LIBOR + 1.65%, 1.62% and 1.45% thereafter, respectively.

Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per Share ("EPS")
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
	(Dollars in Thousands, Except Per Share Amounts)
December 31, 2011:
Basic EPS
Net income available to common shareholders	$113,869	67,506,554	$1.69
Potential dilutive common shares	—	62,914

Diluted EPS	$113,869	67,569,468	$1.69

December 31, 2010:
Basic EPS
Net income available to common shareholders	$116,897	67,921,353	$1.72
Potential dilutive common shares	—	83,088

Diluted EPS	$116,897	68,004,441	$1.72

December 31, 2009:
Basic EPS
Net income	$129,758	68,373,732	$1.90
Potential dilutive common shares	—	20,892

Diluted EPS	$129,758	68,394,624	$1.90

International Operations (Tables)	12 Months Ended
Dec. 31, 2011
International Operations
Summary of assets attributable to international operations

	2011	2010
	(Dollars in Thousands)
Loans:
Commercial	$185,287	$195,208
Others	44,718	50,417

	230,005	245,625
Less allowance for probable loan losses	(1,359)	(437)

Net loans	$228,646	$245,188

Accrued interest receivable	$1,064	$1,331

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2011	2010	2009
	(Dollars in Thousands)
Current
U.S.	$61,279	$70,338	$77,653
State	5,083	4,129	3,340
Foreign	15	22	30

Total current taxes	66,377	74,489	81,023
Deferred
U.S.	(2,296)	(3,394)	(8,513)
State	(3)	(138)	5,478

Total deferred taxes	(2,299)	(3,532)	(3,035)

Total income taxes	$64,078	$70,957	$77,988

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2011	2010	2009
	(Dollars in Thousands)
Computed expected tax expense	$66,941	$70,355	$77,293
Change in taxes resulting from:
Tax-exempt interest income	(3,682)	(2,813)	(1,937)
State tax, net of federal income taxes and tax credit	3,302	2,594	5,722
Tax refunds	—	(2,143)	—
Litigation expense	—	5,375	—
Other investment income	(3,083)	(3,172)	(3,526)
Other	600	761	436

Actual tax expense	$64,078	$70,957	$77,988

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2011	2010
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$34,035	$34,086
Other real estate owned	3,774	323
Impairment charges on available-for-sale securities	3,288	2,946
Accrued expenses	514	304
Other	5,189	6,065

Total deferred tax assets	46,800	43,724

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(23,313)	(24,272)
Net unrealized gains on available for sale investment securities	(47,252)	(15,833)
Identified intangible assets and goodwill	(18,430)	(18,383)
Other	(9,439)	(7,750)

Total deferred tax liabilities	(98,434)	(66,238)

Net deferred tax liability	$(51,634)	$(22,514)

Stock Options (Tables)	12 Months Ended
Dec. 31, 2011
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions

	2011	2009
Expected Life (Years)	6.13	6.13
Dividend yield	2.58%	2.99%
Interest rate	1.39%	2.12%
Volatility	49.21%	41.81%

Summary of option activity under stock option plans

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Options outstanding at December 31, 2010	764,982	$20.65
Plus: Options granted	228,750	14.75
Less:
Options exercised	7,185	17.86
Options expired	81,218	19.93
Options forfeited	60,608	21.80

Options outstanding at December 31, 2011	844,721	$19.08	4.54	$2,445,000

Options fully vested and exercisable at December 31, 2011	374,352	$24.87	2.33	$244,000

Summary of the status of the entity's non-vested options

Non-vested Options	Options	Weighted average grant-date fair value ($)
Non-vested options at December 31, 2010	377,544	$4.48
Granted	228,750	5.51
Vested	(113,582)	5.82
Forfeited	(22,343)	4.06

Non-vested options at December 31, 2011	470,369	$4.68

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2011	2010	2009
Weighted average grant date fair value of stock options granted	$5.51	$—	$3.31
Total fair value of stock options vested	$661,000	$551,000	$522,000
Total intrinsic value of stock options exercised	$27,000	$2,000	$581,000

Commitments, Contingent Liabilities and Other Tax Matters (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, Contingent Liabilities and Other Matters
Schedule of future minimum lease payments due under non-cancellable operating leases

Fiscal year ending:	Total
(in thousands)
2012	$6,670
2013	5,135
2014	3,962
2015	2,800
2016	2,164
Thereafter	2,741

Total	$23,472

Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

Commitments to extend credit	$1,042,237,000
Credit card lines	60,895,000
Standby letters of credit	112,343,000
Commercial letters of credit	20,224,000

Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,485,833	23.99%	$495,483	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,026,163	19.64	417,943	8.00	$522,429	10.00%
International Bank of Commerce, Brownsville	123,780	25.77	38,423	8.00	48,029	10.00
International Bank of Commerce, Zapata	58,295	36.58	12,750	8.00	15,937	10.00
Commerce Bank	65,697	37.60	13,976	8.00	17,470	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,407,989	22.73%	$247,742	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	18.45	208,972	4.00	$313,458	6.00%
International Bank of Commerce, Brownsville	117,707	24.51	19,212	4.00	28,817	6.00
International Bank of Commerce, Zapata	56,336	35.35	6,375	4.00	9,562	6.00
Commerce Bank	63,462	36.33	6,988	4.00	10,482	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,407,989	12.74%	$441,975	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	10.65	362,263	4.00	$452,829	5.00%
International Bank of Commerce, Brownsville	117,707	13.52	34,835	4.00	43,544	5.00
International Bank of Commerce, Zapata	56,336	12.21	18,463	4.00	23,079	5.00
Commerce Bank	63,462	11.94	21,262	4.00	26,578	5.00

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2010:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,413,299	20.72%	$545,668	8.00%	N/A	N/A
International Bank of Commerce, Laredo	957,234	16.39	467,249	8.00	$584,061	10.00%
International Bank of Commerce, Brownsville	112,888	25.60	35,283	8.00	44,103	10.00
International Bank of Commerce, Zapata	54,072	30.96	13,971	8.00	17,463	10.00
Commerce Bank	62,129	31.67	15,692	8.00	19,615	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,327,889	19.47%	$272,834	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	15.23	233,624	4.00	$350,437	6.00%
International Bank of Commerce, Brownsville	107,340	24.34	17,641	4.00	26,462	6.00
International Bank of Commerce, Zapata	51,869	29.70	6,985	4.00	10,478	6.00
Commerce Bank	59,752	30.46	7,846	4.00	11,769	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,327,889	11.58%	$458,500	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	9.29	382,886	4.00	$478,608	5.00%
International Bank of Commerce, Brownsville	107,340	12.78	33,586	4.00	41,983	5.00
International Bank of Commerce, Zapata	51,869	10.90	19,035	4.00	23,793	5.00
Commerce Bank	59,752	11.33	21,095	4.00	26,369	5.00

Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value
Assets and liabilities measured at fair value on a recurring basis

        The following table represents assets and liabilities reported on the consolidated statements of condition at their fair value as of December 31, 2011 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Residential mortgage-backed securities
Available-for-sale	$4,969,263	$—	$4,929,658	$39,605
States and political subdivisions
Available-for-sale	224,761	—	224,761	—
Other
Available-for-sale	19,891	19,891	—	—

        The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value as of December 31, 2010 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
U.S. Treasury securities
Available-for-sale	$1,327	$—	$1,327	$—
Residential mortgage-backed securities
Available-for-sale	4,924,468	—	4,878,440	46,028
States and political subdivisions
Available-for-sale	145,997	—	145,997	—
Other
Available-for-sale	14,665	14,665	—	—

Reconciliation of activity for mortgage-backed securities on a net basis

        The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2010	$46,028
Principal paydowns	(5,420)
Total unrealized gains (losses) included in:
Other comprehensive income	(26)
Net income	(977)

Balance at December 31, 2011	$39,605

Assets measured at fair value on a non-recurring basis

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$81,723	$—	$—	$81,723	$15,457
Other real estate owned	34,631	—	—	34,631	9,509

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$24,034	$—	$—	$24,034	$(114)
Other real estate owned	4,304	—	—	4,304	719

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2011
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2011	2010
ASSETS
Cash	$13,668	$24,414
Other investments	70,318	65,485
Notes receivable	495	250
Investment in subsidiaries	1,712,336	1,577,038
Other assets	1,567	3,874

Total assets	$1,798,384	$1,671,061

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$190,726	$201,117
Due to IBC Trading	21	21
Other liabilities	7,472	10,706

Total liabilities	198,219	211,844

Shareholders' equity:
Preferred shares	210,548	208,068
Common shares	95,720	95,711
Surplus	162,767	162,276
Retained earnings	1,302,964	1,214,743
Accumulated other comprehensive income	84,959	28,777

	1,856,958	1,709,575
Less cost of shares in treasury	(256,793)	(250,358)

Total shareholders' equity	1,600,165	1,459,217

Total liabilities and shareholders' equity	$1,798,384	$1,671,061

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Tables)	12 Months Ended
Dec. 31, 2011
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
Schedule of condensed statements of income of Parent Company

(Dollars in Thousands)

	2011	2010	2009
Income:
Dividends from subsidiaries	$54,800	$51,720	$45,122
Interest income on notes receivable	19	5	6
Interest income on other investments	7,517	10,090	8,191
Other interest income	69	546	914
Other	41	(742)	7,225

Total income	62,446	61,619	61,458
Expenses:
Interest expense (Debentures)	11,073	12,201	12,535
Other	6,543	3,408	1,751

Total expenses	17,616	15,609	14,286

Income before federal income taxes and equity in undistributed net income of subsidiaries	44,830	46,010	47,172
Income tax (benefit) provision	(3,513)	(2,090)	743

Income before equity in undistributed net income of subsidiaries	48,343	48,100	46,429
Equity in undistributed net income of subsidiaries	78,806	81,923	96,313

Net income	127,149	130,023	142,742

Preferred stock dividends and discount accretion	13,280	13,126	12,984

Net income available to common shareholders	$113,869	$116,897	$129,758

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2011
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
Schedule of condensed statements of cash flows of Parent Company

(Dollars in Thousands)

	2011	2010	2009
Operating activities:
Net income	$127,149	$130,023	$142,742
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	9	35	35
Investment securities transactions, net	2	1,135	(6,586)
Accretion of investment securities discounts	—	(232)	(325)
Stock compensation expense	387	534	655
(Decrease) increase in other liabilities	(3,234)	4,976	(309)
Equity in undistributed net income of subsidiaries	(78,806)	(81,923)	(96,414)

Net cash provided by operating activities	45,507	54,548	39,798

Investing activities:
Contributions to subsidiaries	—	—	(138,103)
Principal collected on mortgage-backed securities	1,355	3,324	2,791
Net (increase) decrease in notes receivable	(245)	(150)	250
Increase in other assets	(4,193)	(8,311)	(9,215)

Net cash used in investing activities	(3,083)	(5,137)	(144,277)

Financing activities:
Repayment of trust preferred securities	(10,400)	—	—
Proceeds from stock transactions	113	484	2,705
Payments of cash dividends—common	(25,648)	(24,444)	(23,262)
Payments of cash dividends—preferred	(10,800)	(10,800)	(9,660)
Purchase of treasury stock	(6,435)	(6,949)	(9,346)

Net cash used in financing activities	(53,170)	(41,709)	(39,563)

(Decrease) increase in cash	(10,746)	7,702	(144,042)
Cash at beginning of year	24,414	16,712	160,754

Cash at end of year	$13,668	$24,414	$16,712

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M entity segment D component subsidiary	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies
Number of insurance-related subsidiaries	2
Investment Securities
Number of components in which other-than-temporary impairment is segregated	2
Non-Accrual Loans
Period of charge off for past due unsecured commercial loans (in days)	90
Minimum period that past due unsecured loans outstanding may not be placed on nonaccrual status under special circumstances (in days)	90
Maximum period of non-consumer loans outstanding that is used to evaluate whether loans should be placed on non-accrual status (in days)	90
Other Real Estate Owned
Other real estate owned	$ 86,626	$ 87,192
Income Taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Consolidated Statements of Cash Flows
Maximum term of maturity to classify short term investments as cash equivalents (in months)	3
Segments of an Enterprise and Related Information
Number of operating segments	1
Number of active operating bank subsidiaries	4
Reclassifications
Decrease in cash provided by operating activities due to reclassification adjustment	181,896	178,155	182,709
Increase in cash provided by investing activities due to reclassification adjustment	206,060	(255,443)	638,210
Cash flow adjustment | Adjustment
Reclassifications
Decrease in cash provided by operating activities due to reclassification adjustment			(84,800)
Increase in cash provided by investing activities due to reclassification adjustment			$ 84,800

Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity securities
Amortized cost	$ 2,450	$ 2,450
Estimated fair value	2,450	2,450
Carrying value	2,450	2,450
Available-for-sale securities
Amortized cost	5,082,095	5,041,847
Gross unrealized gains	143,760	79,241
Gross unrealized Losses	(11,940)	(34,631)
Estimated fair value	5,213,915	5,086,457
Carrying value	5,213,915	5,086,457
Other securities
Held-to-maturity securities
Amortized cost	2,450	2,450
Estimated fair value	2,450	2,450
Carrying value	2,450	2,450
U.S. Treasury securities
Available-for-sale securities
Amortized cost		1,327
Estimated fair value		1,327
Carrying value		1,327
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost	4,851,747	4,876,573
Gross unrealized gains	128,196	77,741
Gross unrealized Losses	(10,680)	(29,846)
Estimated fair value	4,969,263	4,924,468
Carrying value	4,969,263	4,924,468
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Carrying value	3,008,935	2,326,378
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Carrying value	1,920,723	2,552,062
Mortgage-backed securities by non-government entities
Available-for-sale securities
Carrying value	39,605	46,028
Obligations of states and political subdivisions
Available-for-sale securities
Amortized cost	211,523	150,122
Gross unrealized gains	14,449	636
Gross unrealized Losses	(1,211)	(4,761)
Estimated fair value	224,761	145,997
Carrying value	224,761	145,997
Equity Securities
Available-for-sale securities
Amortized cost	18,825	13,825
Gross unrealized gains	1,115	864
Gross unrealized Losses	(49)	(24)
Estimated fair value	19,891	14,665
Carrying value	$ 19,891	$ 14,665

Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Held-to-maturity debt securities amortized cost disclosures
Due in one year or less, held-to-maturity debt securities amortized cost	$ 1,125
Due after one year through five years, held-to-maturity debt securities amortized cost	1,325
Amortized cost, held-to-maturity debt securities	2,450
Held-to-maturity debt securities, Estimated fair value disclosures
Due in one year or less, held-to-maturity debt securities, Estimated fair value	1,125
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	1,325
Estimated fair value, held-to-maturity debt securities	2,450
Available-for-sale debt securities amortized cost disclosures
Due after one year through five years, available-for-sale debt securities amortized cost	636
Due after five years through ten years, available-for-sale debt securities amortized cost	4,068
Due after ten years, available-for-sale debt securities amortized cost	206,819
Residential mortgage-backed securities, amortized cost	4,851,747
Equity securities, amortized cost	18,825
Amortized cost, Available for sale securities	5,082,095	5,041,847
Available for sale debt securities, Estimated Fair Value Disclosures
Due after one year through five years, available-for-sale debt securities, Estimated Fair Value	641
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	4,149
Due after ten years, available-for-sale debt securities, Estimated Fair Value	219,971
Residential mortgage-backed securities, Estimated Fair Value	4,969,263
Equity securities, Estimated Fair Value	19,891
Estimated fair value, Available for sale securities	5,213,915	5,086,457
Amortized cost of available for sale investment securities pledged	2,624,520
Fair value of available for sale investment securities pledged	2,717,496
Proceeds from sales and calls of available for sale securities	1,102,849	1,149,021	579,099
Proceeds from sales of mortgage-backed securities	1,095,815	1,133,610	544,305
Gross gains realized on sales	17,318	33,223	11,980
Gross losses realized on sales	33	14	24
Impairment charges on available for sale securities	977	8,416
Impairment charges on available-for-sale investment securities, after tax	$ 635	$ 5,470

Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available for sale:
Fair value, less than 12 months	$ 13,016	$ 1,269,409
Unrealized losses, less than 12 months	(331)	(23,870)
Fair value, 12 months or more	43,045	46,446
Unrealized losses, 12 months or more	(11,609)	(10,761)
Fair value, total	56,061	1,315,855
Unrealized losses, total	(11,940)	(34,631)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months		1,166,720
Unrealized losses, less than 12 months		(19,192)
Fair value, 12 months or more	39,605	46,028
Unrealized losses, 12 months or more	(10,680)	(10,654)
Fair value, total	39,605	1,212,748
Unrealized losses, total	(10,680)	(29,846)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	9,531	97,701
Unrealized losses, less than 12 months	(315)	(4,666)
Fair value, 12 months or more	3,398	355
Unrealized losses, 12 months or more	(896)	(95)
Fair value, total	12,929	98,056
Unrealized losses, total	(1,211)	(4,761)
Equity Securities
Available for sale:
Fair value, less than 12 months	3,485	4,988
Unrealized losses, less than 12 months	(16)	(12)
Fair value, 12 months or more	42	63
Unrealized losses, 12 months or more	(33)	(12)
Fair value, total	3,527	5,051
Unrealized losses, total	$ (49)	$ (24)

Investment Securities (Details 4) (Available for sale investments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available for sale investments
Reconciliation of credit-related impairment charges on investments recognized in earnings
Balance at the beginning	$ 8,416
Impairment charges recognized during period	977	8,416
Balance at the end	$ 9,393	$ 8,416

Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of net loans, by loan type
Total loans	$ 5,053,475	$ 5,410,003
Commercial, financial and agricultural
Summary of net loans, by loan type
Total loans	2,560,102	2,615,878
Real estate - mortgage
Summary of net loans, by loan type
Total loans	895,870	948,982
Real estate construction
Summary of net loans, by loan type
Total loans	1,273,389	1,473,471
Consumer
Summary of net loans, by loan type
Total loans	94,109	126,047
Foreign
Summary of net loans, by loan type
Total loans	$ 230,005	$ 245,625

Allowance for Probable Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for probable loan losses
Balance at the beginning of the period	$ 84,482	$ 95,393	$ 73,461
Losses charged to allowance	(22,899)	(35,240)	(38,539)
Recoveries credited to allowance	5,291	1,517	1,638
Net losses charged to allowance	(17,608)	(33,723)	(36,901)
Provision (credit) charged to operations	17,318	22,812	58,833
Balance at the end of the period	84,192	84,482	95,393
Commercial
Allowance for probable loan losses
Balance at the beginning of the period	22,046
Losses charged to allowance	(16,130)
Recoveries credited to allowance	4,126
Net losses charged to allowance	(12,004)
Provision (credit) charged to operations	16,575
Balance at the end of the period	26,617
Commercial real estate: other construction and land development
Allowance for probable loan losses
Balance at the beginning of the period	26,695
Losses charged to allowance	(1,467)
Recoveries credited to allowance	171
Net losses charged to allowance	(1,296)
Provision (credit) charged to operations	(5,459)
Balance at the end of the period	19,940
Risks related to family development loans
Minimum number of family development loans	1
Maximum number of family development loans	4
Commercial real estate: farmland and commercial
Allowance for probable loan losses
Balance at the beginning of the period	16,340
Losses charged to allowance	(1,955)
Recoveries credited to allowance	296
Net losses charged to allowance	(1,659)
Provision (credit) charged to operations	9,546
Balance at the end of the period	24,227
Commercial real estate: multifamily
Allowance for probable loan losses
Balance at the beginning of the period	53
Provision (credit) charged to operations	950
Balance at the end of the period	1,003
Residential: first lien
Allowance for probable loan losses
Balance at the beginning of the period	10,059
Losses charged to allowance	(805)
Recoveries credited to allowance	28
Net losses charged to allowance	(777)
Provision (credit) charged to operations	(4,720)
Balance at the end of the period	4,562
Residential: junior lien
Allowance for probable loan losses
Balance at the beginning of the period	2,611
Losses charged to allowance	(1,304)
Recoveries credited to allowance	300
Net losses charged to allowance	(1,004)
Provision (credit) charged to operations	3,153
Balance at the end of the period	4,760
Consumer
Allowance for probable loan losses
Balance at the beginning of the period	6,241
Losses charged to allowance	(1,067)
Recoveries credited to allowance	211
Net losses charged to allowance	(856)
Provision (credit) charged to operations	(3,661)
Balance at the end of the period	1,724
Foreign
Allowance for probable loan losses
Balance at the beginning of the period	437
Losses charged to allowance	(171)
Recoveries credited to allowance	159
Net losses charged to allowance	(12)
Provision (credit) charged to operations	934
Balance at the end of the period	$ 1,359

Allowance for Probable Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	$ 136,305	$ 125,200
Loans individually evaluated for impairment, Allowance	27,252	12,171
Loans collectively evaluated for impairment, Recorded Investment	4,917,170	5,284,803
Loans collectively evaluated for impairment, Allowance	56,940	72,311
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	27,603	23,426
Loans individually evaluated for impairment, Allowance	14,402	8,138
Loans collectively evaluated for impairment, Recorded Investment	746,213	807,098
Loans collectively evaluated for impairment, Allowance	12,215	13,908
Commercial real estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	60,428	77,207
Loans individually evaluated for impairment, Allowance	3,073	592
Loans collectively evaluated for impairment, Recorded Investment	1,212,961	1,396,264
Loans collectively evaluated for impairment, Allowance	16,867	26,103
Commercial real estate: farmland and commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	42,231	21,844
Loans individually evaluated for impairment, Allowance	9,754	3,441
Loans collectively evaluated for impairment, Recorded Investment	1,622,456	1,666,719
Loans collectively evaluated for impairment, Allowance	14,473	12,899
Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	411	473
Loans collectively evaluated for impairment, Recorded Investment	121,188	96,318
Loans collectively evaluated for impairment, Allowance	1,003	53
Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	2,290	2,015
Loans individually evaluated for impairment, Allowance	23
Loans collectively evaluated for impairment, Recorded Investment	493,432	531,440
Loans collectively evaluated for impairment, Allowance	4,539	10,059
Residential: junior lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,962	199
Loans collectively evaluated for impairment, Recorded Investment	398,186	415,328
Loans collectively evaluated for impairment, Allowance	4,760	2,611
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,334	29
Loans collectively evaluated for impairment, Recorded Investment	92,775	126,018
Loans collectively evaluated for impairment, Allowance	1,724	6,241
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	46	7
Loans collectively evaluated for impairment, Recorded Investment	229,959	245,618
Loans collectively evaluated for impairment, Allowance	$ 1,359	$ 437

Allowance for Probable Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 118,505	$ 108,030	$ 68,338
Reduced interest income on non-accrual loans	4,114	3,750	4,011
Accruing loans contractually past due 90 days or more as to principal or interest payments	14,288	19,848	12,089
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	26,819	22,614
Accruing loans contractually past due 90 days or more as to principal or interest payments	1,490	1,029
Commercial real estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	54,336	77,207
Accruing loans contractually past due 90 days or more as to principal or interest payments	979	11,507
Commercial real estate: farmland and commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	34,910	5,486
Accruing loans contractually past due 90 days or more as to principal or interest payments	1,231	1,585
Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	411	473
Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,848	2,015
Accruing loans contractually past due 90 days or more as to principal or interest payments	9,382	3,472
Residential: junior lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	135	199
Accruing loans contractually past due 90 days or more as to principal or interest payments	320	277
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	46	29
Accruing loans contractually past due 90 days or more as to principal or interest payments	866	1,477
Foreign
Loan loss allowances, financing receivable past due
Non-accrual loans, total		7
Accruing loans contractually past due 90 days or more as to principal or interest payments	$ 20	$ 501

Allowance for Probable Loan Losses (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010	Dec. 31, 2009
Loan loss allowances, impaired financing receivable
Recorded Investment			$ 118,274,000
Related Allowance			30,555,000
Average Recorded Investment	142,310,000	130,481,000	149,528,000
Period of charge off for past due unsecured commercial loans (in days)	90
Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	87,369,000	51,506,000	106,780,000
Unpaid Principal Balance	87,419,000	51,594,000
Related Allowance	27,252,000	12,171,000
Average Recorded Investment	87,951,000	52,193,000
Interest Recognized	858,000	902,000
Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	48,936,000	73,694,000	11,494,000
Unpaid Principal Balance	51,423,000	76,236,000
Average Recorded Investment	54,359,000	78,288,000
Interest Recognized	399,000	32,000
Commercial | Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	24,108,000	23,062,000
Unpaid Principal Balance	24,108,000	23,071,000
Related Allowance	14,402,000	8,138,000
Average Recorded Investment	24,145,000	23,096,000
Interest Recognized	41,000	42,000
Commercial | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	3,495,000	364,000
Unpaid Principal Balance	3,932,000	980,000
Average Recorded Investment	3,942,000	993,000
Interest Recognized	20,000	30,000
Commercial real estate: other construction and land development | Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	34,417,000	10,603,000
Unpaid Principal Balance	34,432,000	10,645,000
Related Allowance	3,073,000	592,000
Average Recorded Investment	34,709,000	10,622,000
Commercial real estate: other construction and land development | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	26,011,000	66,604,000
Unpaid Principal Balance	26,112,000	66,755,000
Average Recorded Investment	27,722,000	68,608,000
Interest Recognized	128,000	2,000
Commercial real estate: farmland and commercial | Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	28,636,000	17,841,000
Unpaid Principal Balance	28,671,000	17,878,000
Related Allowance	9,754,000	3,441,000
Average Recorded Investment	28,883,000	18,475,000
Interest Recognized	817,000	860,000
Commercial real estate: farmland and commercial | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	13,595,000	4,003,000
Unpaid Principal Balance	15,394,000	5,606,000
Average Recorded Investment	16,271,000	5,594,000
Interest Recognized	102,000
Commercial real estate: multifamily | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	411,000	473,000
Unpaid Principal Balance	411,000	473,000
Average Recorded Investment	439,000	500,000
Residential: first lien | Loans with Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	208,000
Unpaid Principal Balance	208,000
Related Allowance	23,000
Average Recorded Investment	214,000
Residential: first lien | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	2,082,000	2,015,000
Unpaid Principal Balance	2,220,000	2,143,000
Average Recorded Investment	2,230,000	2,297,000
Interest Recognized	27,000
Residential: junior lien | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	1,962,000	199,000
Unpaid Principal Balance	1,970,000	226,000
Average Recorded Investment	1,980,000	228,000
Interest Recognized	118,000
Consumer | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	1,334,000	29,000
Unpaid Principal Balance	1,338,000	46,000
Average Recorded Investment	1,729,000	49,000
Foreign | Loans with No Related Allowance
Loan loss allowances, impaired financing receivable
Recorded Investment	46,000	7,000
Unpaid Principal Balance	46,000	7,000
Average Recorded Investment	46,000	19,000
Interest Recognized	$ 4,000

Allowance for Probable Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing receivable recorded investment
Past due 30-59 days	$ 48,472	$ 16,870
Past due 60-89 days	19,594	9,434
Past due 90 days or greater	71,614	88,529
Past due 90 days or greater and still accruing	14,288	19,848	12,089
Past due, total	139,680	114,833
Loans, current	4,913,795	5,295,170
Portfolio, total	5,053,475	5,410,003
Commercial
Financing receivable recorded investment
Past due 30-59 days	5,180	3,734
Past due 60-89 days	1,369	861
Past due 90 days or greater	1,842	23,239
Past due 90 days or greater and still accruing	1,490	1,029
Past due, total	8,391	27,834
Loans, current	765,425	802,690
Portfolio, total	773,816	830,524
Commercial real estate: other construction and land development
Financing receivable recorded investment
Past due 30-59 days	23,426	2,685
Past due 60-89 days	4,360	2,896
Past due 90 days or greater	49,887	50,618
Past due 90 days or greater and still accruing	979	11,507
Past due, total	77,673	56,199
Loans, current	1,195,716	1,417,272
Portfolio, total	1,273,389	1,473,471
Commercial real estate: farmland and commercial
Financing receivable recorded investment
Past due 30-59 days	9,467	3,077
Past due 60-89 days	10,269	817
Past due 90 days or greater	7,879	6,600
Past due 90 days or greater and still accruing	1,231	1,585
Past due, total	27,615	10,494
Loans, current	1,637,072	1,678,069
Portfolio, total	1,664,687	1,688,563
Commercial real estate: multifamily
Financing receivable recorded investment
Past due 30-59 days	450	73
Past due 60-89 days		185
Past due 90 days or greater	411	473
Past due, total	861	731
Loans, current	120,738	96,060
Portfolio, total	121,599	96,791
Residential: first lien
Financing receivable recorded investment
Past due 30-59 days	6,207	4,884
Past due 60-89 days	2,757	3,436
Past due 90 days or greater	10,295	5,136
Past due 90 days or greater and still accruing	9,382	3,472
Past due, total	19,259	13,456
Loans, current	476,463	519,999
Portfolio, total	495,722	533,455
Residential: junior lien
Financing receivable recorded investment
Past due 30-59 days	1,433	703
Past due 60-89 days	378	272
Past due 90 days or greater	368	457
Past due 90 days or greater and still accruing	320	277
Past due, total	2,179	1,432
Loans, current	397,969	414,095
Portfolio, total	400,148	415,527
Consumer
Financing receivable recorded investment
Past due 30-59 days	1,643	1,518
Past due 60-89 days	408	587
Past due 90 days or greater	912	1,505
Past due 90 days or greater and still accruing	866	1,477
Past due, total	2,963	3,610
Loans, current	91,146	122,437
Portfolio, total	94,109	126,047
Foreign
Financing receivable recorded investment
Past due 30-59 days	666	196
Past due 60-89 days	53	380
Past due 90 days or greater	20	501
Past due 90 days or greater and still accruing	20	501
Past due, total	739	1,077
Loans, current	229,266	244,548
Portfolio, total	$ 230,005	$ 245,625

Allowance for Probable Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loan portfolio by credit quality indicator
Portfolio, total	$ 5,053,475	$ 5,410,003
Pass
Loan portfolio by credit quality indicator
Portfolio, total	4,496,404	4,760,129
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	165,714	187,119
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	59,349	92,640
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	195,703	244,915
Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	136,305	125,200
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	773,816	830,524
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	655,154	741,006
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	5,279	14,015
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	6,361	7,187
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	79,419	44,890
Commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	27,603	23,426
Commercial real estate: other construction and land development
Loan portfolio by credit quality indicator
Portfolio, total	1,273,389	1,473,471
Commercial real estate: other construction and land development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,058,843	1,100,430
Commercial real estate: other construction and land development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	76,722	117,058
Commercial real estate: other construction and land development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	11,083	53,770
Commercial real estate: other construction and land development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	66,313	125,006
Commercial real estate: other construction and land development | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	60,428	77,207
Commercial real estate: farmland and commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,664,687	1,688,563
Commercial real estate: farmland and commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,449,822	1,521,243
Commercial real estate: farmland and commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	83,581	42,353
Commercial real estate: farmland and commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	40,510	29,936
Commercial real estate: farmland and commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	48,543	73,187
Commercial real estate: farmland and commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	42,231	21,844
Commercial real estate: multifamily
Loan portfolio by credit quality indicator
Portfolio, total	121,599	96,791
Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	121,188	94,973
Commercial real estate: multifamily | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		1,345
Commercial real estate: multifamily | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	411	473
Residential: first lien
Loan portfolio by credit quality indicator
Portfolio, total	495,722	533,455
Residential: first lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	490,924	526,504
Residential: first lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	132	2,237
Residential: first lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	974	1,747
Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	1,402	952
Residential: first lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	2,290	2,015
Residential: junior lien
Loan portfolio by credit quality indicator
Portfolio, total	400,148	415,527
Residential: junior lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	397,861	415,021
Residential: junior lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	319
Residential: junior lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	6	307
Residential: junior lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,962	199
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	94,109	126,047
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	92,714	125,973
Consumer | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		3
Consumer | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	41
Consumer | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	20	42
Consumer | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,334	29
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	230,005	245,625
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	229,898	234,979
Foreign | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		10,108
Foreign | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	61
Foreign | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total		531
Foreign | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 46	$ 7

Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Bank premises and equipment
Less: accumulated depreciation	$ (329,680)	$ (313,139)
Bank premises and equipment, net	453,050	468,950
Bank buildings and improvements
Bank premises and equipment
Bank premises and equipment, gross	390,875	388,847
Estimated useful lives, minimum (in years)	5
Estimated useful lives, maximum (in years)	40
Furniture, equipment and vehicles
Bank premises and equipment
Bank premises and equipment, gross	266,547	268,590
Estimated useful lives, minimum (in years)	1
Estimated useful lives, maximum (in years)	20
Land
Bank premises and equipment
Bank premises and equipment, gross	124,694	123,988
Land, building, furniture, fixture and equipment
Bank premises and equipment
Bank premises and equipment, gross	$ 614	$ 664
Estimated useful lives, minimum (in years)	7
Estimated useful lives, maximum (in years)	27

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Identified intangible assets
Carrying Amount	$ 60,417	$ 60,243
Accumulated Amortization	48,227	42,934
Total identified intangibles, Net	12,190	17,309
Amortization expense	5,293	5,284	5,286
Estimated amortization expense for each of the five succeeding fiscal years and thereafter
2012	4,630
2013	4,611
2014	2,368
2015	429
2016	128
Thereafter	24
Total	12,190
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	47,632	42,583
Total identified intangibles, Net	11,043	16,092
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	1,742	1,568
Accumulated Amortization	595	351
Total identified intangibles, Net	$ 1,147	$ 1,217

Deposits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Demand non-interest bearing
Domestic	$ 1,717,286	$ 1,459,776
Foreign	209,732	179,300
Total demand non-interest bearing	1,927,018	1,639,076
Savings and interest bearing demand
Domestic	2,221,758	2,058,311
Foreign	485,935	464,531
Total savings and interest bearing demand	2,707,693	2,522,842
$100,000 or more
Domestic	1,022,450	1,054,649
Foreign	1,244,018	1,242,524
Less than $100,000
Domestic	664,111	741,399
Foreign	380,802	399,068
Total time, certificates of deposit	3,311,381	3,437,640
Total deposits	7,946,092	7,599,558
Savings and interest bearing demand
Domestic	6,549	7,771	9,267
Foreign	1,234	1,612	1,565
Total savings and interest bearing demand	7,783	9,383	10,832
$100,000 or more
Domestic	10,299	14,839	18,091
Foreign	11,512	17,084	23,315
Less than $100,000
Domestic	7,468	11,416	15,600
Foreign	2,277	3,628	5,249
Total time, certificates of deposit	31,556	46,967	62,255
Total interest expense on deposits	$ 39,339	$ 56,350	$ 73,087

Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Scheduled maturities of time deposits
2012	$ 2,947,111
2013	254,344
2014	68,881
2015	39,260
2016	1,363
Thereafter	422
Total time, certificates of deposit	3,311,381	3,437,640
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	871,022
Due after 3 months and within 6 months	545,993
Due after 6 months and within 12 months	608,270
Due after 12 months	241,183
Total	$ 2,266,468

Securities Sold Under Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Securities Sold Under Repurchase Agreements
Average outstanding amount	$ 1,415,769,000	$ 1,479,734,000
Maximum amount outstanding at any month end	1,437,480,000	1,520,714,000
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,672,925,000	1,747,043,000
Collateralized securities, Fair Value of Securities Sold	1,736,519,000	1,777,975,000
Repurchase Borrowing, Balance of Liability	1,348,629,000	1,433,270,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.02%	2.97%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	377,620,000	432,252,000
Collateralized securities, Fair Value of Securities Sold	388,304,000	426,112,000
Repurchase Borrowing, Balance of Liability	245,026,000	311,333,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.32%	0.60%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	13,772,000	26,714,000
Collateralized securities, Fair Value of Securities Sold	14,227,000	27,177,000
Repurchase Borrowing, Balance of Liability	10,263,000	16,308,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.13%	1.15%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	45,512,000	44,443,000
Collateralized securities, Fair Value of Securities Sold	48,177,000	45,438,000
Repurchase Borrowing, Balance of Liability	30,095,000	30,167,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.12%	1.69%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,236,021,000	1,243,634,000
Collateralized securities, Fair Value of Securities Sold	1,285,811,000	1,279,248,000
Repurchase Borrowing, Balance of Liability	$ 1,063,245,000	$ 1,075,462,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.72%	3.71%

Other Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank advances
Balance at year end	$ 494,161	$ 1,026,780
Federal Home Loan Bank advances short-term
Federal Home Loan Bank advances
Balance at year end	487,500	1,020,000
Rate on balance outstanding at year end (as a percent)	0.18%	0.18%
Average daily balance	733,559	656,365
Average rate (as a percent)	0.19%	0.19%
Maximum amount outstanding at any month end	1,235,900	1,307,875
Federal Home Loan Bank advances long-term
Federal Home Loan Bank advances
Balance at year end	6,661	6,780
Rate on balance outstanding at year end (as a percent)	3.51%	3.51%
Average daily balance	6,721	93
Average rate (as a percent)	3.51%	3.51%
Maximum amount outstanding at any month end	6,780	6,780
Amortization of long-term advances for the next five years	$ 144
Period of amortization of long-term advances (in years)	5 years

Junior Subordinated Interest Deferrable Debentures (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2011 quarter trust	Dec. 31, 2010	Jul. 31, 2011 Trust I	Jun. 30, 2011 Trust I	Mar. 31, 2011 Trust I	Mar. 14, 2011 Trust I
Junior Subordinated Deferrable Interest Debentures
Number of statutory business trusts issuing trust preferred securities	8
Junior subordinated deferrable interest debentures	$ 190,726,000	$ 201,117,000
Maximum number of consecutive quarterly period available for deferral of interest payment on Trusts VI, VII, VIII, IX, X, XI and XII	20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital	190,726,000	201,117,000
Junior subordinated deferrable interest debentures, major types of business trusts
Consented amount to repurchase shares					10,400,000
Treasury stock repurchased	$ 256,793,000	$ 250,358,000				$ 11,000,000
Originally permitted semi-annual cash dividend (in dollars per share)						$ 0.33
Securities redeemed			One half	One half

Junior Subordinated Interest Deferrable Debentures (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Trust VI	Dec. 31, 2011 Trust VII	Dec. 31, 2011 Trust VIII	Dec. 31, 2011 Trust IX	Dec. 31, 2011 Trust X Y	Dec. 31, 2011 Trust XI Y	Dec. 31, 2011 Trust XII Y
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 190,726	$ 201,117	$ 25,774	$ 10,310	$ 25,774	$ 41,238	$ 34,021	$ 32,990	$ 20,619
Interest rate (as a percent)			3.91%	3.68%	3.45%	1.99%	6.66%	6.82%	6.85%
Interest rate index			LIBOR	LIBOR	LIBOR	LIBOR	FIXED for first 5 years	FIXED for first 5 years	FIXED for first 5 years
Spread on interest rate index (as a percent)			3.45%	3.25%	3.05%	1.62%
Interest rate index, reference rate, after five years							LIBOR	LIBOR	LIBOR
Interest rate index, percentage on reference rate, after five years							1.65%	1.62%	1.45%
Initial period of accrual of interest at fixed rate (in years)							5	5	5

Earnings Per Share ("EPS") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic EPS
Net Income (Numerator)	$ 113,869	$ 116,897	$ 129,758
Shares (Denominator)	67,506,554	67,921,353	68,373,732
Per Share Amount	$ 1.69	$ 1.72	$ 1.9
Diluted EPS
Net Income (Numerator)	$ 113,869	$ 116,897	$ 129,758
Potential dilutive common shares	62,914	83,088	20,892
Shares (Denominator)	67,569,468	68,004,441	68,394,624
Per Share Amount	$ 1.69	$ 1.72	$ 1.9

Employees' Profit Sharing Plan (Details) (Deferred profit sharing plan, USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Deferred profit sharing plan
Employees' profit sharing plan
Minimum number of continuous employment (in years)	1
Profit sharing costs	$ 3,900,000	$ 4,095,000	$ 4,366,000

International Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans:
Accrued interest receivable	$ 32,002,000	$ 35,660,000
International banking services
Loans:
Commercial	185,287,000	195,208,000
Others	44,718,000	50,417,000
Total loans	230,005,000	245,625,000
Less allowance for probable loan losses	(1,359,000)	(437,000)
Net loans	228,646,000	245,188,000
Accrued interest receivable	1,064,000	1,331,000
Outstanding standby and commercial letters of credit	132,567,000
Revenues	$ 9,870,000	$ 11,423,000	$ 13,681,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
U.S.	$ 61,279	$ 70,338	$ 77,653
State	5,083	4,129	3,340
Foreign	15	22	30
Total current taxes	66,377	74,489	81,023
Deferred
U.S.	(2,296)	(3,394)	(8,513)
State	(3)	(138)	5,478
Total deferred taxes	(2,299)	(3,532)	(3,035)
Total income taxes	$ 64,078	$ 70,957	$ 77,988

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes (as a percent)	35.00%	35.00%	35.00%
Reasons for the difference of income tax expense
Computed expected tax expense	$ 66,941	$ 70,355	$ 77,293
Change in taxes resulting from:
Tax-exempt interest income	(3,682)	(2,813)	(1,937)
State tax, net of federal income taxes and tax credit	3,302	2,594	5,722
Tax refunds		(2,143)
Litigation expense		5,375
Other investment income	(3,083)	(3,172)	(3,526)
Other	600	761	436
Total income taxes	$ 64,078	$ 70,957	$ 77,988

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 34,035	$ 34,086
Other real estate owned	3,774	323
Impairment charges on available-for-sale securities	3,288	2,946
Accrued expenses	514	304
Other	5,189	6,065
Total deferred tax assets	46,800	43,724
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(23,313)	(24,272)
Net unrealized gains on available for sale investment securities	(47,252)	(15,833)
Identified intangible assets and goodwill	(18,430)	(18,383)
Other	(9,439)	(7,750)
Total deferred tax liabilities	(98,434)	(66,238)
Net deferred tax liability	$ (51,634)	$ (22,514)

Stock Options (Details) (2005 Plan Stock Options, USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009 Y
Stock option details
Increase in the Number of Authorized Shares	300,000
Maximum exercisable period for options granted (in years)	P10Y
Shares available for future grants	14,161
Stock-based compensation expense	$ 387,000	$ 534,000	$ 655,000
Stock-based compensation cost, unrecognized, related to non-vested options	1,313,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition (in years)	1.95
Black-Scholes-Merton option valuation model assumptions
Expected Life (in years)	6.13		6.13
Dividend yield (as a percent)	2.58%		2.99%
Interest rate (as a percent)	1.39%		2.12%
Volatility (as a percent)	49.21%		41.81%
Stock option activity
Options outstanding at the beginning of the period (in shares)	764,982
Plus: Options granted (in shares)	228,750
Less:
Options exercised (in shares)	7,185
Options expired (in shares)	81,218
Options forfeited (in shares)	60,608
Options outstanding at the end of the period (in shares)	844,721	764,982
Options fully vested and exercisable at the end of the period (in shares)	374,352
Stock options, weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 20.65
Plus: Options granted, weighted average exercise price (in dollars per share)	$ 14.75
Less:
Options exercised, weighted average exercise price (in dollars per share)	$ 17.86
Options expired, weighted average exercise price (in dollars per share)	$ 19.93
Options forfeited, weighted average exercise price (in dollars per share)	$ 21.8
Options outstanding at the end, weighted average exercise price (in dollars per share)	$ 19.08	$ 20.65
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 24.87
Stock options, weighted average remaining contractual term (in years)
Options outstanding at the end, weighted average remaining contractual term (in years)	4.54
Options fully vested and exercisable at the end, weighted average remaining contractual term (in years)	2.33
Stock options, aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	2,445,000
Options fully vested and exercisable at the end, aggregate intrinsic value	244,000
Non-vested Options
Non-vested options at the beginning of the period (in shares)	377,544
Granted (in shares)	228,750
Vested (in shares)	(113,582)
Forfeited (in shares)	(22,343)
Non-vested options at the end of the period (in shares)	470,369	377,544
Weighted average grant-date fair value, non-vested options
Non-vested options at the beginning of the period (in dollars per share)	$ 4.48
Granted (in dollars per share)	$ 5.51		$ 3.31
Vested (in dollars per share)	$ 5.82
Forfeited (in dollars per share)	$ 4.06
Non-vested options at the end of the period (in dollars per share)	$ 4.68	$ 4.48
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 5.51		$ 3.31
Total fair value of stock options vested	661,000	551,000	522,000
Total intrinsic value of stock options exercised	$ 27,000	$ 2,000	$ 581,000
Incentive stock options granted to 10% shareholders
Stock option details
Maximum exercisable period for options granted (in years)	P5Y

Long Term Restricted Stock Units (Details) (2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan, USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2011 CPP-compliant long-term RSUs	Dec. 31, 2010 CPP-compliant long-term RSUs	Dec. 31, 2009 CPP-compliant long-term RSUs	Dec. 31, 2009 Restricted Stock Units (RSUs) member
Long-Term Restricted Stock Units
Minimum number of non-employee members of the Board needed to authorize restricted stock units				2
Compensation cost	$ 400,000	$ 400,000	$ 250,000
Restricted stock compensation limit as a percentage to the total annual compensation of the President	33.00%

Commitments, Contingent Liabilities and Other Tax Matters (Details) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Sep. 22, 2011 store	Dec. 31, 2010 Claims by former controlling shareholders of LFIN	Nov. 30, 2010 Claims by former controlling shareholders of LFIN	Dec. 31, 2004 Claims by former controlling shareholders of LFIN	Oct. 31, 2010 Purported class-action lawsuits case	Oct. 31, 2010 Purported class-action lawsuits Southern district of Texas case	Oct. 31, 2010 Purported class-action lawsuits Southern district of Florida case
Commitments, Contingent Liabilities and Other Matters
Total rental expense		$ 12,200,000	$ 12,800,000	$ 12,600,000
Future minimum lease payments due under non-cancellable operating leases
2012		6,670,000
2013		5,135,000
2014		3,962,000
2015		2,800,000
2016		2,164,000
Thereafter		2,741,000
Total		23,472,000
Minimum period for non-cancellable sub-leases (in years)		1
Aggregate future minimum rentals to be received under non-cancellable sub-leases		47,100,000
Approximate cash maintained to satisfy regulatory reserve requirements		73,325,000	67,745,000
Commitments and Contingent Liabilities and Other Tax Matters, details
Loss contingency, amount							24,250,000	14,000,000
Deposits made against tax refund litigations						24,400,000
Loss contingency, number of cases pending									2	1	1
Number of in store branches being closed					55
Estimated combined charges of restructuring plan before tax	$ 5,360,000

Transactions with Related Parties (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Transactions with Related Parties
Aggregate amount receivable from related parties	$ 51,469,000	$ 53,052,000

Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Maximum Y	Dec. 31, 2011 Commitments to extend credit	Dec. 31, 2011 Credit card lines	Dec. 31, 2011 Standby letters of credit	Dec. 31, 2011 Commercial letters of credit	Dec. 31, 2011 Unsecured letters of credit	Dec. 31, 2010 Unsecured letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks		$ 1,042,237,000	$ 60,895,000	$ 112,343,000	$ 20,224,000
Unsecured letters of credit						$ 27,991,000	$ 29,160,000
Credit risk commitment, maximum expiration date (in years)	1

Capital Requirements (Details) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2009	Dec. 31, 2011 Y	Dec. 31, 2010
Capital Requirements
Series A cumulative perpetual preferred shares, issued		216,000	216,000
Series A cumulative perpetual preferred shares, par value (in dollars per share)		$ 0.01	$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)		$ 1,000	$ 1,000
Series A cumulative perpetual preferred shares, aggregate liquidation value		$ 216,000,000
Senior preferred stock, dividend rate for first five years (as a percent)		5.00%
Senior preferred stock, dividend rate thereafter (as a percent)		9.00%
Warrants to purchase entity's common stock (in shares)		1,326,238
Warrants, exercise price (in dollars per share)		$ 24.43
Percentage of aggregate common stock investment on exercise of warrant to Senior Preferred Stock investment		15.00%
Warrants, term (in years)		10
Dividend payable by subsidiaries, maximum		$ 585,000,000
Semi annual cash dividend payable, maximum (in dollars per share)	$ 0.33
Number of years following the date of investment that the entity is restricted from redeeming preferred stock		3

Capital Requirements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,485,833	$ 1,413,299
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,407,989	1,327,889
Tier 1 Capital (to Average Assets), Actual Amount	1,407,989	1,327,889
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	23.99%	20.72%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	22.73%	19.47%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	12.74%	11.58%
Consolidated | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	495,483	545,668
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	247,742	272,834
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	441,975	458,500
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	1,026,163	957,234
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	964,128	889,247
Tier 1 Capital (to Average Assets), Actual Amount	964,128	889,247
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.64%	16.39%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.45%	15.23%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	10.65%	9.29%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	417,943	467,249
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	522,429	584,061
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	208,972	233,624
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	313,458	350,437
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	362,263	382,886
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	452,829	478,608
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	123,780	112,888
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	117,707	107,340
Tier 1 Capital (to Average Assets), Actual Amount	117,707	107,340
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	25.77%	25.60%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	24.51%	24.34%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	13.52%	12.78%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	38,423	35,283
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	48,029	44,103
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	19,212	17,641
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	28,817	26,462
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	34,835	33,586
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	43,544	41,983
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	58,295	54,072
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	56,336	51,869
Tier 1 Capital (to Average Assets), Actual Amount	56,336	51,869
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.58%	30.96%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	35.35%	29.70%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	12.21%	10.90%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	12,750	13,971
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,937	17,463
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	6,375	6,985
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	9,562	10,478
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	18,463	19,035
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	23,079	23,793
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	65,697	62,129
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	63,462	59,752
Tier 1 Capital (to Average Assets), Actual Amount	63,462	59,752
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	37.60%	31.67%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.33%	30.46%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	11.94%	11.33%
Commerce Bank | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	13,976	15,692
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,470	19,615
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	6,988	7,846
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	10,482	11,769
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	21,262	21,095
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 26,578	$ 26,369
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%

Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets:
Available-for-sale	$ 5,213,915,000	$ 5,086,457,000
Non-financial assets:
Other real estate owned	86,626,000	87,192,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	1,100,000	22,790,000
Write downs in fair value in connection with other real estate owned	9,509,000	719,000
Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Default rate assumptions, thereafter (as a percent)	7.00%
Loss severity rate assumptions, first year (as a percent)	60.00%
Decrease in loss severity rates, following three years (as a percent)	10.00%
Decrease in loss severity rates, thereafter (as a percent)	20.00%
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | U.S. Treasury securities
Assets:
Available-for-sale		1,327,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Residential mortgage-backed securities
Assets:
Available-for-sale	4,969,263,000	4,924,468,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | States and political subdivisions
Assets:
Available-for-sale	224,761,000	145,997,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Other
Assets:
Available-for-sale	19,891,000	14,665,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Assets:
Available-for-sale	19,891,000	14,665,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | U.S. Treasury securities
Assets:
Available-for-sale		1,327,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available-for-sale	4,929,658,000	4,878,440,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | States and political subdivisions
Assets:
Available-for-sale	224,761,000	145,997,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available-for-sale	39,605,000	46,028,000
Measured on a non-recurring basis:
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in provision, impaired loans	15,457,000	(114,000)
Change in provision, other real estate owned	9,509,000	719,000
Measured on a non-recurring basis: | Assets/Liabilities Measured at Fair Value
Assets:
Impaired Loans	81,723,000	24,034,000
Non-financial assets:
Other real estate owned	34,631,000	4,304,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	81,723,000	24,034,000
Non-financial assets:
Other real estate owned	$ 34,631,000	$ 4,304,000
Maximum
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	11.00%
Default rate assumptions for the first year, low end of range (as a percent)	60.00%
Maximum | Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	5.00%
Default rate assumptions for the first year, low end of range (as a percent)	11.00%
Minimum
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	10.00%
Default rate assumptions for the first year, low end of range (as a percent)	7.00%
Minimum | Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	4.00%
Default rate assumptions for the first year, low end of range (as a percent)	10.00%

Fair Value (Details 2) (Residential mortgage-backed securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Residential mortgage-backed securities
Reconciliation of activity for mortgage-backed securities on a net basis
Balance at the beginning of the period	$ 46,028
Principal Paydowns	(5,420)
Total unrealized gains (losses) included in:
Other comprehensive income	(26)
Net income	(977)
Balance at the end of the period	$ 39,605

Fair Value (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans
Carrying amount of fixed rate performing loans	$ 1,273,989,000	$ 1,337,827,000
Estimated fair value of fixed rate performing loans	1,200,837,000	1,226,413,000
Deposits
Carrying amount of time deposits	3,311,381,000	3,437,640,000
Estimated fair value of time deposits	3,323,680,000	3,449,980,000
Securities sold under repurchase agreements and other borrowed funds
Carrying amount of long-term repurchase agreements	1,000,000,000	1,000,000,000
Estimated fair value of long-term repurchase agreements	1,161,849,000	1,123,774,000
Junior Subordinated Deferrable Interest Debentures
Carrying amount of fixed junior subordinated deferrable interest debentures	87,630,000	139,259,000
Estimated fair value of fixed junior subordinated deferrable interest debentures	43,403,000	74,103,000
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	6,661,000	6,780,000
Estimated fair value of long-term FHLB borrowings	$ 6,998,000	$ 6,780,000

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Other investments	$ 351,209	$ 360,955
Other assets	161,133	165,821
Total assets	11,739,649	11,943,469
Liabilities:
Junior subordinated deferrable interest debentures	190,726	201,117
Other liabilities	159,876	223,527
Total liabilities	10,139,484	10,484,252
Shareholders' equity:
Preferred shares	210,548	208,068
Common shares	95,720	95,711
Surplus	162,767	162,276
Retained earnings	1,302,964	1,214,743
Accumulated other comprehensive income (including $(6,889) and $(6,870) of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	84,959	28,777
Total shareholders' equity before treasury stock	1,856,958	1,709,575
Less cost of shares in treasury	(256,793)	(250,358)
Total shareholders' equity	1,600,165	1,459,217	1,407,470	1,257,297
Total liabilities and shareholders' equity	11,739,649	11,943,469
Parent Company
ASSETS
Cash	13,668	24,414
Other investments	70,318	65,485
Notes receivable	495	250
Investment in subsidiaries	1,712,336	1,577,038
Other assets	1,567	3,874
Total assets	1,798,384	1,671,061
Liabilities:
Junior subordinated deferrable interest debentures	190,726	201,117
Due to IBC Trading	21	21
Other liabilities	7,472	10,706
Total liabilities	198,219	211,844
Shareholders' equity:
Preferred shares	210,548	208,068
Common shares	95,720	95,711
Surplus	162,767	162,276
Retained earnings	1,302,964	1,214,743
Accumulated other comprehensive income (including $(6,889) and $(6,870) of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	84,959	28,777
Total shareholders' equity before treasury stock	1,856,958	1,709,575
Less cost of shares in treasury	(256,793)	(250,358)
Total shareholders' equity	1,600,165	1,459,217
Total liabilities and shareholders' equity	$ 1,798,384	$ 1,671,061

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income:
Other interest income	$ 1,869	$ 2,221	$ 607
Expenses:
Interest expense (Debentures)	11,073	12,201	12,535
Income before federal income taxes and equity in undistributed net income of subsidiaries	191,227	200,980	220,730
Income tax (benefit) provision	(64,078)	(70,957)	(77,988)
Net income	127,149	130,023	142,742
Preferred stock dividends and discount accretion	13,280	13,126	12,984
Net income available to common shareholders	113,869	116,897	129,758
Parent Company
Income:
Dividends from subsidiaries	54,800	51,720	45,122
Interest income on notes receivable	19	5	6
Interest income on other investments	7,517	10,090	8,191
Other interest income	69	546	914
Other	41	(742)	7,225
Total income	62,446	61,619	61,458
Expenses:
Interest expense (Debentures)	11,073	12,201	12,535
Other	6,543	3,408	1,751
Total expenses	17,616	15,609	14,286
Income before federal income taxes and equity in undistributed net income of subsidiaries	44,830	46,010	47,172
Income tax (benefit) provision	(3,513)	(2,090)	743
Income before equity in undistributed net income of subsidiaries	48,343	48,100	46,429
Equity in undistributed net income of subsidiaries	78,806	81,923	96,313
Net income	127,149	130,023	142,742
Preferred stock dividends and discount accretion	13,280	13,126	12,984
Net income available to common shareholders	$ 113,869	$ 116,897	$ 129,758

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 127,149	$ 130,023	$ 142,742
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	9	35	34
Investment securities transactions, net	(17,285)	(33,209)	(11,956)
Accretion of investment securities discounts	(2,081)	(1,693)	(1,940)
Stock compensation expense	387	534	655
(Decrease) increase in other liabilities	(4,966)	1,652	(12,253)
Net cash provided by operating activities	181,896	178,155	182,709
Investing activities:
Principal collected on mortgage-backed securities	999,419	1,085,817	1,224,938
Net cash provided by (used in) investing activities	206,060	(255,443)	638,210
Financing activities:
Proceeds from stock transactions	113	484	2,705
Payments of cash dividends-common	(25,648)	(24,444)	(23,262)
Payments of cash dividends-preferred	(10,800)	(10,800)	(9,660)
Purchase of treasury stock	(6,435)	(6,949)	(9,346)
Net cash (used in) provided by financing activities	(323,885)	50,464	(895,001)
(Decrease) increase in cash	64,071	(26,824)	(74,082)
Cash and cash equivalents at beginning of year	197,814	224,638	298,720
Cash and cash equivalents at end of year	261,885	197,814	224,638
Parent Company
Operating activities:
Net income	127,149	130,023	142,742
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	9	35	35
Investment securities transactions, net	(2)	1,135	(6,586)
Accretion of investment securities discounts		(232)	(325)
Stock compensation expense	387	534	655
(Decrease) increase in other liabilities	(3,234)	4,976	(309)
Equity in undistributed net income of subsidiaries	(78,806)	(81,923)	(96,414)
Net cash provided by operating activities	45,507	54,548	39,798
Investing activities:
Contributions to subsidiaries			(138,103)
Principal collected on mortgage-backed securities	1,355	3,324	2,791
Net (increase) decrease in notes receivable	(245)	(150)	250
Increase in other assets	(4,193)	(8,311)	(9,215)
Net cash provided by (used in) investing activities	(3,083)	(5,137)	(144,277)
Financing activities:
Repayment of trust preferred securities	10,400
Proceeds from stock transactions	113	484	2,705
Payments of cash dividends-common	(25,648)	(24,444)	(23,262)
Payments of cash dividends-preferred	(10,800)	(10,800)	(9,660)
Purchase of treasury stock	(6,435)	(6,949)	(9,346)
Net cash (used in) provided by financing activities	(53,170)	(41,709)	(39,563)
(Decrease) increase in cash	(10,746)	7,702	(144,042)
Cash and cash equivalents at beginning of year	24,414	16,712	160,754
Cash and cash equivalents at end of year	$ 13,668	$ 24,414	$ 16,712